UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS
December 31, 2014

Annual Report

Deutsche Investments VIT Funds

(formerly DWS Investments VIT Funds)

Deutsche Small Cap Index VIP

(formerly DWS Small Cap Index VIP)

Contents
3 Performance Summary
4 Management Summary
5 Portfolio Summary
6 Investment Portfolio
28 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
32 Notes to Financial Statements
37 Report of Independent Registered Public Accounting Firm
38 Information About Your Fund's Expenses
39 Tax Information
40 Proxy Voting
41 Advisory Agreement Board Considerations and Fee Evaluation
44 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.55% and 0.80% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2014)
Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,474	$16,881	$20,394	$20,436
	Average annual total return	4.74%	19.07%	15.32%	7.41%
Russell 2000 Index	Growth of $10,000	$10,489	$16,942	$20,595	$21,126
	Average annual total return	4.89%	19.21%	15.55%	7.77%
Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,447	$16,744	$20,149	$19,923
	Average annual total return	4.47%	18.75%	15.04%	7.14%
Russell 2000 Index	Growth of $10,000	$10,489	$16,942	$20,595	$21,126
	Average annual total return	4.89%	19.21%	15.55%	7.77%

The growth of $10,000 is cumulative.

Management Summary December 31, 2014 (Unaudited)

For the 12 months ended December 31, 2014, the Fund returned 4.74% (Class A shares, unadjusted for contract charges), compared with the 4.89% return of the Russell 2000® Index.1

During the first quarter of 2014, uncertainty regarding the impact of severe winter weather on the U.S. economy and weakness in emerging markets gave equity investors pause. And in March, loftier valuations and rising tensions in Ukraine sparked a round of profit taking, especially in small caps, with growth stocks declining more than value stocks. By the end of June, however, small caps were nearing all-time highs as the U.S. economy saw renewed strength in payrolls and manufacturing. In July and especially September, the possibility that the U.S. Federal Reserve Board (the Fed) would raise interest rates by mid-2015 weighed on investor sentiment. Early in the fourth quarter of 2014, third-quarter market woes carried over and intensified in an environment of Russian/Ukrainian tensions and military gains by ISIL. In mid-December, stocks renewed their rally based on encouraging economic data, and equity markets ended the fourth quarter near all-time highs.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index.2 Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

1 The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2 Price-to-earnings (P/E) ratio, or earnings multiple, is the price of a stock divided by its earnings per share. It is a widely used gauge of a stock's valuation that indicates what investors are paying for a company's earnings on a per-share basis. Price-to-book (P/B) ratio is a measure of a stock's valuation relative to its book value (or total assets minus liabilities). A debt-to-asset ratio indicates what proportion of the company's assets is being financed through debt. A dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/14	12/31/13

Common Stocks	98%	98%
Cash Equivalents	2%	2%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	12/31/14	12/31/13

Financials	24%	23%
Information Technology	18%	18%
Health Care	14%	13%
Consumer Discretionary	14%	14%
Industrials	14%	14%
Materials	4%	5%
Utilities	4%	3%
Energy	4%	5%
Consumer Staples	3%	4%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.7% of Net Assets)
1. Isis Pharmaceuticals, Inc. Developer of novel human therapeutic compounds	0.4%
2. RF Micro Devices, Inc. Designs, develops and markets proprietary radio frequency integrated circuits	0.3%
3. Brunswick Corp. Manufacturer of pleasure and recreational boats and marine engines	0.3%
4. TriQuint Semiconductor, Inc. Designs, develops, manufactures and markets a variety of high-performance analog and mixed-signal integrated circuits for the communication markets	0.3%
5. Office Depot, Inc. Operator of a chain of office product	0.3%
6. LaSalle Hotel Properties Focuses on luxury and upscale full-service hotels	0.3%
7. Graphic Packaging Holding Co. An integrated provider of paperboard and integrated paperboard packaging solutions to multinational beverage and consumer products companies	0.2%
8. RLJ Lodging Trust A self-advised and self-administered Maryland real estate investment trust	0.2%
9. Puma Biotechnology, Inc. Development stage biopharmaceutical company	0.2%
10. Ultimate Software Group, Inc. Designs, markets and supports Web-based and client servers	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2014

	Shares	Value ($)

Common Stocks 98.2%
Consumer Discretionary 13.5%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	12,979	293,196
Cooper Tire & Rubber Co.	11,198	388,011
Cooper-Standard Holding, Inc.*	2,599	150,430
Dana Holding Corp.	31,886	693,202
Dorman Products, Inc.* (a)	5,166	249,363
Drew Industries, Inc.*	4,508	230,223
Federal-Mogul Holdings Corp.*	5,608	90,233
Fox Factory Holding Corp.*	2,174	35,284
Fuel Systems Solutions, Inc.*	2,684	29,363
Gentherm, Inc.*	6,535	239,312
Modine Manufacturing Co.*	8,591	116,837
Motorcar Parts of America, Inc.*	3,231	100,452
Remy International, Inc.	3,036	63,513
Remy International, Inc.	2,784	58,241
Shiloh Industries, Inc.*	1,615	25,404
Spartan Motors, Inc.	6,654	35,000
Standard Motor Products, Inc.	3,601	137,270
Stoneridge, Inc.*	5,413	69,611
Strattec Security Corp.	675	55,741
Superior Industries International, Inc.	4,135	81,832
Tenneco, Inc.*	11,492	650,562
Tower International, Inc.*	4,009	102,430
		3,895,510
Automobiles 0.0%
Winnebago Industries, Inc.	4,923	107,125
Distributors 0.3%
Core-Mark Holding Co., Inc.	4,308	266,795
Pool Corp.	8,519	540,445
VOXX International Corp.*	3,865	33,857
Weyco Group, Inc.	1,254	37,206
		878,303
Diversified Consumer Services 1.0%
2U, Inc.* (a)	1,996	39,241
American Public Education, Inc.*	3,401	125,395
Ascent Capital Group, Inc. "A"*	2,627	139,047
Bridgepoint Education, Inc.*	3,215	36,394
Bright Horizons Family Solutions, Inc.*	5,868	275,855
Capella Education Co.	2,004	154,228
Career Education Corp.*	13,083	91,058
Carriage Services, Inc.	3,165	66,307
Chegg, Inc.* (a)	14,329	99,013
Collectors Universe, Inc.	1,342	27,994
Grand Canyon Education, Inc.*	8,875	414,108
Houghton Mifflin Harcourt Co.*	20,702	428,738
ITT Educational Services, Inc.* (a)	4,548	43,706
K12, Inc.*	6,689	79,398
Liberty Tax, Inc.*	740	26,448
LifeLock, Inc.*	15,444	285,868
Regis Corp.*	7,949	133,225
Sotheby's (a)	11,579	499,981
Steiner Leisure Ltd.*	2,436	112,568
Strayer Education, Inc.*	2,092	155,394
Universal Technical Institute, Inc.	4,159	40,925
	Shares	Value ($)

Weight Watchers International, Inc.* (a)	5,062	125,740
		3,400,631
Hotels, Restaurants & Leisure 3.1%
Belmond Ltd. "A"*	17,924	221,720
Biglari Holdings, Inc.*	311	124,248
BJ's Restaurants, Inc.*	4,103	206,012
Bloomin' Brands, Inc.*	14,421	357,064
Bob Evans Farms, Inc.	4,731	242,132
Boyd Gaming Corp.*	14,269	182,358
Bravo Brio Restaurant Group, Inc.*	3,724	51,801
Buffalo Wild Wings, Inc.*	3,595	648,466
Caesars Acquisition Co. "A"*	8,889	91,646
Caesars Entertainment Corp.* (a)	9,975	156,508
Carrols Restaurant Group, Inc.*	6,850	52,265
Churchill Downs, Inc.	2,511	239,298
Chuy's Holdings, Inc.* (a)	3,230	63,534
ClubCorp Holdings, Inc.	4,259	76,364
Cracker Barrel Old Country Store, Inc.	3,600	506,736
Dave & Buster's Entertainment, Inc.*	1,294	35,326
Del Frisco's Restaurant Group, Inc.*	4,204	99,803
Denny's Corp.*	16,616	171,311
Diamond Resorts International, Inc.*	6,543	182,550
DineEquity, Inc.	3,115	322,839
El Pollo Loco Holdings, Inc.*	1,651	32,970
Empire Resorts, Inc.*	2,935	22,776
Famous Dave's of America, Inc.*	910	23,906
Fiesta Restaurant Group, Inc.*	5,133	312,086
Ignite Restaurant Group, Inc.*	1,441	11,341
International Speedway Corp. "A"	5,114	161,858
Interval Leisure Group, Inc.	7,303	152,560
Intrawest Resorts Holdings, Inc.*	2,613	31,199
Isle of Capri Casinos, Inc.*	4,217	35,296
Jack in the Box, Inc.	7,602	607,856
Jamba, Inc.*	3,239	48,876
Krispy Kreme Doughnuts, Inc.*	12,474	246,237
La Quinta Holdings, Inc.*	8,610	189,937
Life Time Fitness, Inc.* (a)	7,713	436,710
Marcus Corp.	3,482	64,452
Marriott Vacations Worldwide Corp.	5,073	378,141
Monarch Casino & Resort, Inc.*	1,848	30,658
Morgans Hotel Group Co.*	5,693	44,633
Nathan's Famous, Inc.*	635	50,800
Noodles & Co.*	2,106	55,493
Papa John's International, Inc.	5,851	326,486
Papa Murphy's Holdings, Inc.*	1,137	13,212
Penn National Gaming, Inc.*	15,057	206,733
Pinnacle Entertainment, Inc.*	11,043	245,707
Popeyes Louisiana Kitchen, Inc.*	4,435	249,557
Potbelly Corp.*	2,907	37,413
Red Robin Gourmet Burgers, Inc.* (a)	2,667	205,292
Ruby Tuesday, Inc.* (a)	12,107	82,812
Ruth's Hospitality Group, Inc.	6,462	96,930
Scientific Games Corp. "A"* (a)	9,861	125,530
Sonic Corp.	10,229	278,536
	Shares	Value ($)

Speedway Motorsports, Inc.	2,192	47,939
Texas Roadhouse, Inc.	13,339	450,325
The Cheesecake Factory, Inc.	9,434	474,624
The Habit Restaurants, Inc. "A"*	1,083	35,035
Vail Resorts, Inc.	6,800	619,684
Zoe's Kitchen, Inc.* (a)	1,135	33,948
		10,499,529
Household Durables 1.1%
Beazer Homes U.S.A., Inc.*	5,266	101,950
Cavco Industries, Inc.*	1,600	126,832
Century Communities, Inc.*	518	8,951
CSS Industries, Inc.	1,805	49,890
Dixie Group, Inc.*	2,912	26,703
Ethan Allen Interiors, Inc. (a)	4,890	151,443
Flexsteel Industries, Inc.	984	31,734
Helen of Troy Ltd.*	5,378	349,893
Hovnanian Enterprises, Inc. "A"*	22,728	93,867
Installed Building Products, Inc.*	1,644	29,296
iRobot Corp.* (a)	5,479	190,231
KB HOME (a)	15,722	260,199
La-Z-Boy, Inc.	9,958	267,273
LGI Homes, Inc.*	2,778	41,448
Libbey, Inc.*	3,944	123,999
Lifetime Brands, Inc.	2,058	35,398
M.D.C. Holdings, Inc. (a)	7,588	200,854
M/I Homes, Inc.*	4,393	100,863
Meritage Homes Corp.*	7,501	269,961
NACCO Industries, Inc. "A"	803	47,666
New Home Co., Inc.*	1,620	23,458
Ryland Group, Inc.	8,775	338,364
Skullcandy, Inc.*	3,924	36,062
Standard Pacific Corp.* (a)	26,846	195,707
TRI Pointe Homes, Inc.*	27,759	423,325
Turtle Beach Corp.*	1,365	4,354
UCP, Inc. "A"*	1,450	15,225
Universal Electronics, Inc.*	2,950	191,838
WCI Communities, Inc.*	2,274	44,525
William Lyon Homes "A"*	3,411	69,141
		3,850,450
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	4,730	38,975
Blue Nile, Inc.*	2,311	83,219
Coupons.com, Inc.*	2,348	41,677
EVINE Live, Inc.*	8,424	55,514
FTD Companies, Inc.* (a)	3,438	119,711
Gaiam, Inc. "A"*	2,920	20,820
HSN, Inc.	6,337	481,612
Lands' End, Inc.* (a)	3,036	163,823
NutriSystem, Inc.	5,534	108,190
Orbitz Worldwide, Inc.*	10,044	82,662
Overstock.com, Inc.*	2,227	54,049
PetMed Express, Inc. (a)	4,039	58,040
RetailMeNot, Inc.* (a)	5,993	87,618
Shutterfly, Inc.*	7,188	299,704
Travelport Worldwide Ltd.	5,636	101,448
Wayfair, Inc. "A"* (a)	2,366	46,965
		1,844,027
Leisure Products 0.5%
Arctic Cat, Inc.	2,507	88,999
Black Diamond, Inc.*	4,355	38,106
Brunswick Corp.	17,608	902,586
Callaway Golf Co.	14,760	113,652
	Shares	Value ($)

Escalade, Inc.	1,919	28,958
JAKKS Pacific, Inc.* (a)	3,799	25,833
Johnson Outdoors, Inc. "A"	976	30,451
LeapFrog Enterprises, Inc.* (a)	12,677	59,835
Malibu Boats, Inc. "A"*	1,348	25,976
Marine Products Corp.	2,196	18,534
Nautilus, Inc.*	5,499	83,475
Smith & Wesson Holding Corp.* (a)	10,685	101,187
Sturm, Ruger & Co., Inc. (a)	3,512	121,621
		1,639,213
Media 1.4%
AH Belo Corp. "A"	3,740	38,821
AMC Entertainment Holdings, Inc. "A"	4,053	106,108
Carmike Cinemas, Inc.*	4,411	115,877
Central European Media Enterprises Ltd. "A"* (a)	13,726	44,060
Cinedigm Corp. "A"*	14,893	24,127
Crown Media Holdings, Inc. "A"*	6,391	22,624
Cumulus Media, Inc. "A"*	27,843	117,776
Daily Journal Corp.*	210	55,232
Dex Media, Inc.*	2,893	25,950
Entercom Communications Corp. "A"*	4,722	57,419
Entravision Communications Corp. "A"	10,169	65,895
Eros International PLC*	3,954	83,667
Global Eagle Entertainment, Inc.*	7,426	101,068
Global Sources Ltd.*	3,457	21,986
Gray Television, Inc.*	8,804	98,605
Harte-Hanks, Inc.	9,575	74,110
Hemisphere Media Group, Inc.*	1,706	23,014
Journal Communications, Inc. "A"*	7,916	90,480
Lee Enterprises, Inc.*	10,429	38,379
Loral Space & Communications, Inc.*	2,516	198,034
Martha Stewart Living Omnimedia, Inc. "A"*	5,816	25,067
McClatchy Co. "A"*	11,944	39,654
MDC Partners, Inc. "A"	7,860	178,579
Media General, Inc.*	10,072	168,505
Meredith Corp.	6,824	370,680
National CineMedia, Inc.	11,253	161,706
New Media Investment Group, Inc.	6,746	159,408
New York Times Co. "A"	26,217	346,589
Nexstar Broadcasting Group, Inc. "A"	5,860	303,489
Radio One, Inc. "D"*	4,497	7,510
ReachLocal, Inc.*	2,573	8,851
Reading International, Inc. "A"*	3,264	43,281
Rentrak Corp.*	1,804	131,367
Saga Communications, Inc. "A"	704	30,610
Salem Communications Corp. "A"	2,207	17,259
Scholastic Corp. (a)	5,043	183,666
SFX Entertainment, Inc.* (a)	8,596	38,940
Sinclair Broadcast Group, Inc. "A" (a)	12,887	352,588
Sizmek, Inc.*	4,285	26,824
The E.W. Scripps Co. "A"*	5,895	131,753
Time, Inc.	20,985	516,441
Townsquare Media, Inc. "A"*	1,342	17,714
World Wrestling Entertainment, Inc. "A" (a)	5,737	70,795
		4,734,508
	Shares	Value ($)

Multiline Retail 0.2%
Burlington Stores, Inc.*	5,385	254,495
Fred's, Inc. "A"	6,628	115,394
The Bon-Ton Stores, Inc.	2,928	21,696
Tuesday Morning Corp.* (a)	8,006	173,730
		565,315
Specialty Retail 3.3%
Aeropostale, Inc.* (a)	15,624	36,248
America's Car-Mart, Inc.*	1,488	79,429
American Eagle Outfitters, Inc.	36,931	512,602
ANN, Inc.*	8,854	322,994
Asbury Automotive Group, Inc.*	5,786	439,273
Barnes & Noble, Inc.*	7,654	177,726
bebe stores, inc.	5,654	12,382
Big 5 Sporting Goods Corp.	3,590	52,522
Boot Barn Holdings, Inc.*	1,063	19,347
Brown Shoe Co., Inc.	8,318	267,424
Build-A-Bear Workshop, Inc.*	2,399	48,220
Cato Corp. "A"	5,193	219,041
Christopher & Banks Corp.*	7,228	41,272
Citi Trends, Inc.*	3,032	76,558
Conn's, Inc.* (a)	5,388	100,702
Destination Maternity Corp.	2,727	43,496
Destination XL Group, Inc.*	6,816	37,215
Express, Inc.*	16,149	237,229
Five Below, Inc.* (a)	10,309	420,916
Francesca's Holdings Corp.*	8,214	137,174
Genesco, Inc.*	4,513	345,786
Group 1 Automotive, Inc.	4,591	411,445
Guess?, Inc.	11,360	239,469
Haverty Furniture Companies, Inc.	3,899	85,817
hhgregg, Inc.*	2,255	17,070
Hibbett Sports, Inc.*	4,933	238,905
Kirkland's, Inc.*	2,889	68,296
Lithia Motors, Inc. "A"	4,258	369,126
Lumber Liquidators Holdings, Inc.* (a)	5,238	347,332
MarineMax, Inc.*	4,838	97,002
Mattress Firm Holding Corp.*	2,758	160,185
Monro Muffler Brake, Inc.	5,983	345,817
New York & Co., Inc.*	5,547	14,644
Office Depot, Inc.*	101,539	870,697
Outerwall, Inc.* (a)	3,575	268,912
Pacific Sunwear of California, Inc.*	9,186	20,025
Pier 1 Imports, Inc.	17,746	273,288
Rent-A-Center, Inc.	9,861	358,152
Restoration Hardware Holdings, Inc.* (a)	5,908	567,227
Sears Hometown & Outlet Stores, Inc.*	2,258	29,693
Select Comfort Corp.*	10,228	276,463
Shoe Carnival, Inc.	2,907	74,681
Sonic Automotive, Inc. "A"	7,391	199,853
Sportsman's Warehouse Holdings, Inc.*	1,896	13,879
Stage Stores, Inc.	6,167	127,657
Stein Mart, Inc.	4,849	70,892
Systemax, Inc.*	2,113	28,526
The Buckle, Inc. (a)	5,400	283,608
The Children's Place, Inc.	4,131	235,467
The Container Store Group, Inc.*	3,348	64,047
The Finish Line, Inc. "A"	9,230	224,381
The Men's Wearhouse, Inc.	9,047	399,425
	Shares	Value ($)

The Pep Boys — Manny, Moe & Jack*	10,452	102,639
Tile Shop Holdings, Inc.* (a)	5,457	48,458
Tilly's, Inc. "A"*	1,996	19,341
Vitamin Shoppe, Inc.*	5,826	283,027
West Marine, Inc.*	3,525	45,543
Winmark Corp.	458	39,809
Zumiez, Inc.*	3,796	146,639
		11,094,993
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	5,143	229,069
Crocs, Inc.*	15,253	190,510
Culp, Inc.	1,776	38,504
G-III Apparel Group Ltd.*	3,629	366,565
Iconix Brand Group, Inc.*	9,085	306,982
Movado Group, Inc.	3,580	101,565
Oxford Industries, Inc.	2,796	154,367
Perry Ellis International, Inc.*	2,380	61,713
Quiksilver, Inc.* (a)	26,193	57,887
Sequential Brands Group, Inc.*	3,282	42,896
Skechers U.S.A., Inc. "A"*	7,378	407,635
Steven Madden Ltd.*	11,103	353,408
Tumi Holdings, Inc.* (a)	9,462	224,533
Unifi, Inc.*	2,852	84,790
Vera Bradley, Inc.* (a)	4,219	85,983
Vince Holding Corp.*	2,174	56,828
Wolverine World Wide, Inc.	19,070	561,993
		3,325,228
Consumer Staples 3.3%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,592	460,947
Coca-Cola Bottling Co. Consolidated	901	79,315
Craft Brewers Alliance, Inc.*	2,005	26,747
National Beverage Corp.*	2,179	49,289
		616,298
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	7,225	652,562
Diplomat Pharmacy, Inc.*	2,890	79,099
Fairway Group Holdings Corp.*	3,607	11,362
Ingles Markets, Inc. "A"	2,288	84,862
Liberator Medical Holdings, Inc.	6,126	17,765
Natural Grocers by Vitamin Cottage, Inc.*	1,765	49,720
Pantry, Inc.*	4,503	166,881
PriceSmart, Inc.	3,566	325,291
Roundy's, Inc.	7,642	36,987
Smart & Final Stores, Inc.*	2,472	38,885
SpartanNash Co.	7,135	186,509
SUPERVALU, Inc.*	38,216	370,695
The Andersons, Inc.	5,246	278,773
The Chefs' Warehouse, Inc.*	3,498	80,594
The Fresh Market, Inc.* (a)	7,996	329,435
United Natural Foods, Inc.*	9,346	722,680
Village Super Market, Inc. "A"	1,263	34,568
Weis Markets, Inc.	2,143	102,478
		3,569,146
Food Products 1.5%
Alico, Inc.	546	27,316
B&G Foods, Inc.	10,081	301,422
Boulder Brands, Inc.*	11,812	130,641
Cal-Maine Foods, Inc. (a)	5,938	231,760
	Shares	Value ($)

Calavo Growers, Inc.	2,619	123,879
Chiquita Brands International, Inc.* (a)	8,613	124,544
Darling Ingredients, Inc.*	31,112	564,994
Dean Foods Co. (a)	17,896	346,825
Diamond Foods, Inc.*	4,237	119,611
Farmer Brothers Co.*	1,454	42,820
Fresh Del Monte Produce, Inc.	6,835	229,314
Freshpet, Inc.*	2,279	38,880
Inventure Foods, Inc.*	3,095	39,430
J & J Snack Foods Corp.	2,772	301,511
John B. Sanfilippo & Son, Inc.	1,564	71,162
Lancaster Colony Corp.	3,467	324,650
Lifeway Foods, Inc.*	911	16,881
Limoneira Co.	2,179	54,431
Omega Protein Corp.*	4,100	43,337
Post Holdings, Inc.* (a)	8,408	352,211
Sanderson Farms, Inc. (a)	4,335	364,248
Seaboard Corp.*	53	222,491
Seneca Foods Corp. "A"*	1,603	43,329
Snyder's-Lance, Inc.	8,826	269,634
Tootsie Roll Industries, Inc. (a)	3,660	112,179
TreeHouse Foods, Inc.*	8,032	686,977
		5,184,477
Household Products 0.2%
Central Garden & Pet Co. "A"*	7,541	72,017
Harbinger Group, Inc.*	15,501	219,494
Oil-Dri Corp. of America	986	32,173
Orchids Paper Products Co.	1,570	45,703
WD-40 Co.	2,853	242,733
		612,120
Personal Products 0.2%
Elizabeth Arden, Inc.*	4,987	106,672
Female Health Co.	3,988	15,633
IGI Laboratories, Inc.*	5,617	49,430
Inter Parfums, Inc.	3,259	89,459
Medifast, Inc.*	2,254	75,622
Nature's Sunshine Products, Inc.	2,076	30,766
Nutraceutical International Corp.*	1,749	37,708
Revlon, Inc. "A"*	2,204	75,289
Synutra International, Inc.*	3,372	20,502
USANA Health Sciences, Inc.*	1,044	107,104
		608,185
Tobacco 0.2%
22nd Century Group, Inc.*	8,002	13,203
Alliance One International, Inc.*	16,591	26,214
Universal Corp. (a)	4,303	189,246
Vector Group Ltd. (a)	14,490	308,782
		537,445
Energy 3.4%
Energy Equipment & Services 1.2%
Aspen Aerogels, Inc.*	1,294	10,326
Basic Energy Services, Inc.*	6,187	43,371
Bristow Group, Inc.	6,668	438,688
C&J Energy Services, Inc.*	8,314	109,828
CARBO Ceramics, Inc. (a)	3,612	144,661
CHC Group Ltd.*	6,414	20,653
Dawson Geophysical Co.	1,561	19,091
Era Group, Inc.*	4,006	84,727
Exterran Holdings, Inc.	11,044	359,813
FMSA Holdings, Inc.*	4,816	33,327
Forum Energy Technologies, Inc.*	11,296	234,166
	Shares	Value ($)

Geospace Technologies Corp.*	2,557	67,760
Glori Energy, Inc.*	2,376	9,932
Gulf Island Fabrication, Inc.	2,826	54,796
GulfMark Offshore, Inc. "A" (a)	4,837	118,119
Helix Energy Solutions Group, Inc.*	20,060	435,302
Hercules Offshore, Inc.* (a)	31,266	31,266
Hornbeck Offshore Services, Inc.*	6,611	165,077
Independence Contract Drilling, Inc.*	2,312	12,069
ION Geophysical Corp.*	25,155	69,176
Key Energy Services, Inc.*	25,563	42,690
Matrix Service Co.*	5,125	114,390
McDermott International, Inc.* (a)	43,168	125,619
Mitcham Industries, Inc.*	2,486	14,742
Natural Gas Services Group*	2,437	56,148
Newpark Resources, Inc.*	15,433	147,231
Nordic American Offshore Ltd.*	3,694	45,362
North Atlantic Drilling Ltd.	13,885	22,633
Nuverra Environmental Solutions, Inc.* (a)	2,897	16,078
Parker Drilling Co.*	23,703	72,768
PHI, Inc. (Non Voting)*	2,430	90,882
Pioneer Energy Services Corp.*	12,121	67,150
Profire Energy, Inc.* (a)	2,599	5,926
RigNet, Inc.*	2,349	96,379
SEACOR Holdings, Inc.*	3,597	265,495
Tesco Corp.	6,754	86,586
TETRA Technologies, Inc.*	15,366	102,645
U.S. Silica Holdings, Inc.	10,185	261,653
Vantage Drilling Co.*	39,316	19,218
Willbros Group, Inc.*	7,664	48,053
		4,163,796
Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	15,588	45,829
Adams Resources & Energy, Inc.	426	21,279
Alon U.S.A. Energy, Inc.	5,096	64,566
Alpha Natural Resources, Inc.*	43,067	71,922
American Eagle Energy Corp.*	5,921	3,686
Amyris, Inc.* (a)	5,442	11,211
Apco Oil & Gas International, Inc.*	1,709	23,977
Approach Resources, Inc.* (a)	7,660	48,947
Arch Coal, Inc. (a)	41,302	73,518
Ardmore Shipping Corp.	3,514	42,063
Bill Barrett Corp.*	9,669	110,130
Bonanza Creek Energy, Inc.*	6,030	144,720
BPZ Resources, Inc.*	23,079	6,670
Callon Petroleum Co.*	10,979	59,836
Carrizo Oil & Gas, Inc.*	8,540	355,264
Clayton Williams Energy, Inc.*	1,146	73,115
Clean Energy Fuels Corp.* (a)	13,682	68,342
Cloud Peak Energy, Inc.*	10,946	100,484
Comstock Resources, Inc. (a)	9,307	63,381
Contango Oil & Gas Co.*	3,102	90,702
Delek U.S. Holdings, Inc.	11,118	303,299
DHT Holdings, Inc.	16,771	122,596
Diamondback Energy, Inc.*	7,888	471,545
Dorian LPG Ltd.*	1,423	19,765
Eclipse Resources Corp.*	5,164	36,303
Emerald Oil, Inc.*	11,165	13,398
Energy XXI Ltd. (a)	18,302	59,664
Evolution Petroleum Corp.	3,820	28,383
EXCO Resources, Inc. (a)	29,546	64,115
Frontline Ltd.* (a)	12,915	32,417
	Shares	Value ($)

FX Energy, Inc.*	10,814	16,762
GasLog Ltd. (a)	7,754	157,794
Gastar Exploration, Inc.*	14,118	34,024
Goodrich Petroleum Corp.* (a)	6,770	30,059
Green Plains, Inc.	6,891	170,759
Halcon Resources Corp.* (a)	50,729	90,298
Hallador Energy Co.	2,017	22,207
Harvest Natural Resources, Inc.*	8,189	14,822
Isramco, Inc.*	166	22,908
Jones Energy, Inc. "A"*	2,134	24,349
Magnum Hunter Resources Corp.* (a)	36,013	113,081
Matador Resources Co.* (a)	13,700	277,151
Midstates Petroleum Co., Inc.*	7,236	10,926
Miller Energy Resources, Inc.*	5,715	7,144
Navios Maritime Acquisition Corp.	16,007	58,105
Nordic American Tankers Ltd. (a)	16,427	165,420
Northern Oil & Gas, Inc.* (a)	11,876	67,099
Pacific Ethanol, Inc.*	4,827	49,863
Panhandle Oil & Gas, Inc. "A"	2,720	63,322
Parsley Energy, Inc. "A"*	9,837	156,998
PDC Energy, Inc.*	6,856	282,947
Penn Virginia Corp.*	12,762	85,250
PetroQuest Energy, Inc.*	11,296	42,247
Quicksilver Resources, Inc.* (a)	24,365	4,829
Renewable Energy Group, Inc.*	6,720	65,251
Resolute Energy Corp.*	15,163	20,015
REX American Resources Corp.*	1,221	75,665
Rex Energy Corp.* (a)	9,356	47,716
Ring Energy, Inc.* (a)	4,130	43,365
Rosetta Resources, Inc.*	11,538	257,413
RSP Permian, Inc.* (a)	4,276	107,499
Sanchez Energy Corp.* (a)	9,398	87,307
Scorpio Tankers, Inc.	31,156	270,746
SemGroup Corp. "A"	8,111	554,711
Ship Finance International Ltd. (a)	10,881	153,640
Solazyme, Inc.* (a)	14,783	38,140
Stone Energy Corp.*	10,331	174,387
Swift Energy Co.*	8,470	34,303
Synergy Resources Corp.*	12,186	152,812
Teekay Tankers Ltd. "A" (a)	11,803	59,723
TransAtlantic Petroleum Ltd.*	4,402	23,727
Triangle Petroleum Corp.* (a)	12,770	61,041
VAALCO Energy, Inc.*	9,697	44,218
Vertex Energy, Inc.*	2,295	9,616
W&T Offshore, Inc.	6,839	50,198
Warren Resources, Inc.*	14,321	23,057
Western Refining, Inc.	10,032	379,009
Westmoreland Coal Co.*	2,685	89,169
		7,422,219
Financials 23.8%
Banks 7.6%
1st Source Corp.	2,889	99,122
American National Bankshares, Inc.	1,484	36,818
Ameris Bancorp.	4,551	116,688
Ames National Corp.	1,604	41,608
Arrow Financial Corp.	1,595	43,847
Banc of California, Inc.	5,805	66,583
BancFirst Corp.	1,407	89,190
Banco Latinoamericano de Comercio Exterior SA "E"	5,696	171,450
BancorpSouth, Inc.	18,276	411,393
Bank of Kentucky Financial Corp.	1,241	59,903
	Shares	Value ($)

Bank of Marin Bancorp.	1,118	58,796
Bank of the Ozarks, Inc.	15,158	574,791
Banner Corp.	3,534	152,033
BBCN Bancorp., Inc.	15,213	218,763
Blue Hills Bancorp., Inc.*	5,423	73,644
BNC Bancorp. (a)	3,881	66,792
Boston Private Financial Holdings, Inc.	15,256	205,498
Bridge Bancorp., Inc.	2,266	60,615
Bridge Capital Holdings*	1,958	43,820
Bryn Mawr Bank Corp.	2,662	83,321
C1 Financial, Inc.*	758	13,864
Camden National Corp.	1,444	57,529
Capital Bank Financial Corp. "A"*	4,253	113,980
Capital City Bank Group, Inc.	2,067	32,121
Cardinal Financial Corp.	6,222	123,382
Cascade Bancorp.*	6,326	32,832
Cathay General Bancorp.	15,026	384,515
Centerstate Banks, Inc.	6,914	82,346
Central Pacific Financial Corp.	3,329	71,573
Century Bancorp., Inc. "A"	692	27,722
Chemical Financial Corp.	5,821	178,355
Citizens & Northern Corp.	2,417	49,959
City Holding Co. (a)	3,054	142,103
CNB Financial Corp.	2,807	51,929
CoBiz Financial, Inc.	6,209	81,524
Columbia Banking System, Inc.	10,855	299,707
Community Bank System, Inc.	7,724	294,516
Community Trust Bancorp., Inc.	3,038	111,221
CommunityOne Bancorp.*	2,174	24,892
ConnectOne Bancorp., Inc.	4,362	82,878
CU Bancorp.*	1,656	35,919
Customers Bancorp., Inc.*	4,971	96,736
CVB Financial Corp.	20,027	320,833
Eagle Bancorp., Inc.*	4,915	174,581
Enterprise Bancorp., Inc.	1,414	35,703
Enterprise Financial Services Corp.	3,837	75,704
FCB Financial Holdings, Inc. "A"*	1,687	41,568
Fidelity Southern Corp.	3,225	51,955
Financial Institutions, Inc.	2,751	69,188
First BanCorp.*	18,679	109,646
First BanCorp. — North Carolina	3,893	71,904
First Bancorp., Inc.	1,889	34,172
First Busey Corp.	14,096	91,765
First Business Financial Services, Inc.	766	36,699
First Citizens BancShares, Inc. "A"	1,435	362,754
First Commonwealth Financial Corp.	17,668	162,899
First Community Bancshares, Inc.	3,188	52,506
First Connecticut Bancorp, Inc.	3,142	51,277
First Financial Bancorp.	11,013	204,732
First Financial Bankshares, Inc. (a)	12,166	363,520
First Financial Corp. — Indiana	2,200	78,364
First Interstate BancSystem, Inc. "A"	3,487	97,008
First Merchants Corp.	6,966	158,476
First Midwest Bancorp., Inc.	13,681	234,082
First NBC Bank Holding Co.*	2,904	102,221
First of Long Island Corp.	2,305	65,393
FirstMerit Corp.	31,361	592,409
Flushing Financial Corp.	5,888	119,350
FNB Corp.	32,743	436,137
German American Bancorp., Inc.	2,621	79,993
	Shares	Value ($)

Glacier Bancorp., Inc.	14,091	391,307
Great Southern Bancorp., Inc.	2,027	80,411
Great Western Bancorp., Inc.*	3,482	79,355
Green Bancorp., Inc.*	1,051	12,654
Guaranty Bancorp.	2,848	41,125
Hampton Roads Bankshares, Inc.*	6,596	11,081
Hancock Holding Co.	15,462	474,683
Hanmi Financial Corp.	5,683	123,946
Heartland Financial U.S.A., Inc.	3,061	82,953
Heritage Commerce Corp.	4,110	36,291
Heritage Financial Corp.	5,789	101,597
Heritage Oaks Bancorp.	4,274	35,859
Hilltop Holdings, Inc.*	12,530	249,973
Home Bancshares, Inc.	10,043	322,983
HomeTrust Bancshares, Inc.*	4,052	67,506
Horizon Bancorp.	1,792	46,843
Hudson Valley Holding Corp.	2,865	77,813
IBERIABANK Corp.	5,920	383,912
Independent Bank Corp. (a)	4,326	185,196
Independent Bank Corp.	4,455	58,138
Independent Bank Group, Inc.	1,778	69,449
International Bancshares Corp.	10,248	271,982
Investors Bancorp., Inc.	68,177	765,287
Lakeland Bancorp., Inc.	7,365	86,170
Lakeland Financial Corp.	2,880	125,194
LegacyTexas Financial Group, Inc.	7,647	182,381
Macatawa Bank Corp.	5,271	28,674
MainSource Financial Group, Inc.	3,972	83,094
MB Financial, Inc.	12,478	410,027
Mercantile Bank Corp.	3,275	68,840
Merchants Bancshares, Inc.	1,042	31,916
Metro Bancorp., Inc.*	2,455	63,634
MidSouth Bancorp., Inc.	1,695	29,391
MidWestOne Financial Group, Inc.	1,393	40,132
National Bank Holdings Corp. "A"	6,760	131,212
National Bankshares, Inc.	1,314	39,932
National Penn Bancshares, Inc.	23,040	242,496
NBT Bancorp., Inc.	7,806	205,064
NewBridge Bancorp.*	6,539	56,955
Northrim BanCorp., Inc.	1,327	34,820
OFG Bancorp. (a)	8,757	145,804
Old Line Bancshares, Inc.	1,627	25,739
Old National Bancorp.	22,296	331,764
Opus Bank*	996	28,257
Pacific Continental Corp.	3,501	49,644
Pacific Premier Bancorp., Inc.*	3,261	56,513
Palmetto Bancshares, Inc.	879	14,679
Park National Corp.	2,289	202,531
Park Sterling Corp.	8,760	64,386
Peapack-Gladstone Financial Corp.	2,417	44,860
Penns Woods Bancorp., Inc.	946	46,600
Peoples Bancorp., Inc.	2,673	69,311
Peoples Financial Services Corp.	1,468	72,930
Pinnacle Financial Partners, Inc.	6,701	264,958
Preferred Bank	2,280	63,589
PrivateBancorp., Inc.	13,525	451,735
Prosperity Bancshares, Inc.	13,330	737,949
Renasant Corp.	5,607	162,211
Republic Bancorp., Inc. "A"	1,969	48,674
Republic First Bancorp., Inc.*	6,018	22,568
S&T Bancorp., Inc.	5,374	160,199
Sandy Spring Bancorp., Inc.	4,226	110,214
Seacoast Banking Corp. of Florida*	3,807	52,346
	Shares	Value ($)

ServisFirst Bancshares, Inc.	366	12,060
Sierra Bancorp.	2,278	40,002
Simmons First National Corp. "A"	3,173	128,982
South State Corp.	4,549	305,147
Southside Bancshares, Inc.	4,621	133,593
Southwest Bancorp., Inc.	3,907	67,826
Square 1 Financial, Inc. "A"*	1,162	28,701
State Bank Financial Corp.	5,777	115,424
Sterling Bancorp.	15,958	229,476
Stock Yards Bancorp., Inc.	2,854	95,152
Stonegate Bank	1,936	57,344
Suffolk Bancorp.	2,233	50,711
Sun Bancorp, Inc.*	1,709	33,155
Susquehanna Bancshares, Inc.	35,770	480,391
Talmer Bancorp., Inc. "A"	3,481	48,873
Texas Capital Bancshares, Inc.*	8,723	473,921
The Bancorp., Inc.*	6,462	70,371
Tompkins Financial Corp.	2,869	158,656
TowneBank	5,738	86,759
TriCo Bancshares	4,001	98,825
Tristate Capital Holdings, Inc.*	4,293	43,960
Triumph Bancorp., Inc.*	1,348	18,265
Trustmark Corp.	12,581	308,738
UMB Financial Corp.	7,019	399,311
Umpqua Holdings Corp.	31,682	538,911
Union Bankshares Corp.	8,827	212,554
United Bankshares, Inc. (a)	12,869	481,944
United Community Banks, Inc.	9,231	174,835
Univest Corp. of Pennsylvania	3,105	62,845
Valley National Bancorp. (a)	42,920	416,753
Washington Trust Bancorp., Inc.	2,856	114,754
Webster Financial Corp.	17,184	558,996
WesBanco, Inc.	4,974	173,095
West Bancorp.	3,109	52,915
Westamerica Bancorp. (a)	4,841	237,306
Western Alliance Bancorp.*	14,285	397,123
Wilshire Bancorp., Inc.	12,698	128,631
Wintrust Financial Corp. (a)	8,817	412,283
Yadkin Financial Corp.*	3,955	77,716
		25,923,158
Capital Markets 1.5%
Arlington Asset Investment Corp. "A"	4,146	110,325
Ashford, Inc.*	156	14,664
BGC Partners, Inc. "A"	33,539	306,882
Calamos Asset Management, Inc. "A"	3,223	42,930
CIFC Corp.	1,053	8,708
Cohen & Steers, Inc. (a)	3,573	150,352
Cowen Group, Inc. "A"*	22,464	107,827
Diamond Hill Investment Group	544	75,094
Evercore Partners, Inc. "A"	6,263	327,993
FBR & Co.*	1,491	36,664
Fifth Street Asset Management, Inc.*	1,129	15,750
Financial Engines, Inc. (a)	9,615	351,428
FXCM, Inc. "A"	8,337	138,144
GAMCO Investors, Inc. "A"	1,249	111,086
GFI Group, Inc.	14,923	81,330
Greenhill & Co., Inc. (a)	5,428	236,661
HFF, Inc. "A"	6,133	220,297
INTL. FCStone, Inc.*	3,011	61,936
Investment Technology Group, Inc.*	6,559	136,559
	Shares	Value ($)

Janus Capital Group, Inc. (a)	28,218	455,156
KCG Holdings, Inc. "A"*	8,762	102,077
Ladenburg Thalmann Financial Services, Inc.*	19,442	76,796
Manning & Napier, Inc.	2,652	36,651
Medley Management, Inc. "A"	1,036	15,229
Moelis & Co. "A"	1,436	50,160
OM Asset Management PLC*	4,715	76,572
Oppenheimer Holdings, Inc. "A"	1,938	45,059
Piper Jaffray Companies, Inc.*	3,148	182,867
Pzena Investment Management, Inc. "A"	2,098	19,847
RCS Capital Corp. "A" (a)	1,837	22,485
Safeguard Scientifics, Inc.*	3,991	79,102
Silvercrest Asset Management Group, Inc. "A"	1,029	16,104
Stifel Financial Corp.*	12,416	633,464
SWS Group, Inc.* (a)	5,696	39,359
Virtus Investment Partners, Inc.	1,319	224,876
Walter Investment Management Corp.* (a)	6,852	113,127
Westwood Holdings Group, Inc.	1,427	88,217
WisdomTree Investments, Inc. (a)	20,101	315,083
		5,126,861
Consumer Finance 0.7%
Cash America International, Inc.	5,473	123,799
Consumer Portfolio Services, Inc.*	4,093	30,124
Credit Acceptance Corp.*	1,243	169,558
Encore Capital Group, Inc.*	4,767	211,655
Enova International, Inc.*	5,007	111,456
EZCORP, Inc. "A"* (a)	9,887	116,172
First Cash Financial Services, Inc.*	5,486	305,406
Green Dot Corp. "A"*	5,642	115,604
JG Wentworth Co. "A"*	2,289	24,401
Nelnet, Inc. "A"	3,854	178,556
Nicholas Financial, Inc.*	1,931	28,772
PRA Group, Inc.* (a)	9,529	552,015
Regional Management Corp.*	2,079	32,869
Springleaf Holdings, Inc.*	4,566	165,152
World Acceptance Corp.* (a)	1,502	119,334
		2,284,873
Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	4,506	40,644
MarketAxess Holdings, Inc.	7,137	511,794
Marlin Business Services Corp.	1,665	34,183
NewStar Financial, Inc.*	5,160	66,048
PHH Corp.*	9,633	230,807
PICO Holdings, Inc.*	4,409	83,110
Resource America, Inc. "A"	2,632	23,793
Tiptree Financial, Inc. "A", (REIT)*	1,524	12,344
		1,002,723
Insurance 2.5%
Ambac Financial Group, Inc.*	8,639	211,656
American Equity Investment Life Holding Co.	14,126	412,338
AMERISAFE, Inc.	3,418	144,786
AmTrust Financial Services, Inc. (a)	5,689	320,006
Argo Group International Holdings Ltd.	4,853	269,196
Atlas Financial Holdings, Inc.*	2,240	36,557
Baldwin & Lyons, Inc. "B"	1,830	47,177
Citizens, Inc.* (a)	8,561	65,064
CNO Financial Group, Inc.	39,457	679,450
	Shares	Value ($)

Crawford & Co. "B"	5,510	56,643
Donegal Group, Inc. "A"	1,585	25,328
eHealth, Inc.*	3,392	84,529
EMC Insurance Group, Inc.	982	34,822
Employers Holdings, Inc.	6,076	142,847
Enstar Group Ltd.*	1,570	240,037
FBL Financial Group, Inc. "A"	1,720	99,812
Federated National Holding Co.	2,443	59,023
Fidelity & Guaranty Life	2,188	53,103
First American Financial Corp.	20,221	685,492
Global Indemnity PLC*	1,617	45,874
Greenlight Capital Re Ltd. "A"*	5,239	171,053
Hallmark Financial Services, Inc.*	2,633	31,833
HCI Group, Inc.	1,755	75,886
Heritage Insurance Holdings, Inc.*	1,342	26,075
Horace Mann Educators Corp.	7,794	258,605
Independence Holding Co.	1,493	20,827
Infinity Property & Casualty Corp.	2,120	163,791
Kansas City Life Insurance Co.	739	35,494
Kemper Corp.	8,676	313,290
Maiden Holdings Ltd.	9,661	123,564
Meadowbrook Insurance Group, Inc. (a)	9,793	82,849
Montpelier Re Holdings Ltd. (a)	7,125	255,218
National General Holdings Corp.	6,434	119,737
National Interstate Corp.	1,337	39,843
National Western Life Insurance Co. "A"	405	109,046
Navigators Group, Inc.*	2,018	148,000
OneBeacon Insurance Group Ltd. "A"	4,405	71,361
Phoenix Companies, Inc.*	1,001	68,939
Platinum Underwriters Holdings Ltd.	4,774	350,507
Primerica, Inc.	10,301	558,932
RLI Corp.	8,105	400,387
Safety Insurance Group, Inc.	2,369	151,640
Selective Insurance Group, Inc.	10,448	283,872
State Auto Financial Corp.	2,920	64,882
State National Companies, Inc.	4,928	59,037
Stewart Information Services Corp.	3,927	145,456
Symetra Financial Corp.	14,060	324,083
Third Point Reinsurance Ltd.*	10,441	151,290
United Fire Group, Inc.	3,703	110,090
United Insurance Holdings Corp.	3,237	71,052
Universal Insurance Holdings, Inc.	6,064	124,009
		8,624,388
Real Estate Investment Trusts 9.0%
Acadia Realty Trust (REIT)	12,424	397,941
AG Mortgage Investment Trust, Inc. (REIT)	5,534	102,766
Agree Realty Corp. (REIT)	3,222	100,172
Alexander's, Inc. (REIT)	396	173,123
Altisource Residential Corp. (REIT)	10,877	211,014
American Assets Trust, Inc. (REIT)	6,870	273,495
American Capital Mortgage Investment Corp. (REIT)	9,438	177,812
American Realty Capital Healthcare Trust, Inc. (REIT)	32,188	383,037
American Residential Properties, Inc. (REIT)*	6,259	109,971
AmREIT, Inc. (REIT) (a)	3,855	102,312
Anworth Mortgage Asset Corp. (REIT)	20,314	106,649
	Shares	Value ($)

Apollo Commercial Real Estate Finance, Inc. (REIT)	8,974	146,815
Apollo Residential Mortgage, Inc. (REIT)	6,203	97,821
Ares Commercial Real Estate Corp. (REIT)	5,563	63,863
Armada Hoffler Properties, Inc. (REIT)	4,386	41,623
ARMOUR Residential REIT, Inc. (REIT)	68,600	252,448
Ashford Hospitality Prime, Inc. (REIT)	4,941	84,788
Ashford Hospitality Trust (REIT)	12,761	133,735
Associated Estates Realty Corp. (REIT)	10,802	250,714
Aviv REIT, Inc. (REIT)	3,826	131,920
Campus Crest Communities, Inc. (REIT)	12,460	91,083
Capstead Mortgage Corp. (REIT) (a)	18,300	224,724
CareTrust REIT, Inc. (REIT)	5,189	63,980
CatchMark Timber Trust, Inc. "A", (REIT)	3,693	41,805
Cedar Realty Trust, Inc. (REIT)	15,419	113,175
Chambers Street Properties (REIT)	44,479	358,501
Chatham Lodging Trust (REIT)	6,275	181,787
Chesapeake Lodging Trust (REIT)	10,369	385,830
Colony Financial, Inc. (REIT)	20,238	482,069
CorEnergy Infrastructure Trust, Inc. (REIT)	8,306	53,823
Coresite Realty Corp. (REIT)	3,849	150,303
Cousins Properties, Inc. (REIT)	41,654	475,689
CubeSmart (REIT)	30,726	678,123
CyrusOne, Inc. (REIT)	6,036	166,292
CYS Investments, Inc. (REIT)	31,076	270,983
DCT Industrial Trust, Inc. (REIT)	15,890	566,637
DiamondRock Hospitality Co. (REIT)	37,195	553,090
DuPont Fabros Technology, Inc. (REIT) (a)	12,201	405,561
Dynex Capital, Inc. (REIT)	10,607	87,508
EastGroup Properties, Inc. (REIT)	5,895	373,271
Education Realty Trust, Inc. (REIT)	8,766	320,748
Empire State Realty Trust, Inc. "A", (REIT) (a)	17,538	308,318
EPR Properties (REIT)	10,825	623,845
Equity One, Inc. (REIT)	11,584	293,770
Excel Trust, Inc. (REIT)	10,925	146,286
FelCor Lodging Trust, Inc. (REIT)	23,600	255,352
First Industrial Realty Trust, Inc. (REIT)	20,803	427,710
First Potomac Realty Trust (REIT)	11,433	141,312
Franklin Street Properties Corp. (REIT)	15,612	191,559
Getty Realty Corp. (REIT)	4,912	89,448
Gladstone Commercial Corp. (REIT)	3,265	56,060
Glimcher Realty Trust (REIT)	27,289	374,951
Government Properties Income Trust (REIT)	13,060	300,511
Gramercy Property Trust, Inc. (REIT)	35,186	242,783
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,777	67,977
Hatteras Financial Corp. (REIT)	18,094	333,472
Healthcare Realty Trust, Inc. (REIT)	18,175	496,541
Hersha Hospitality Trust (REIT)	37,247	261,846
Highwoods Properties, Inc. (REIT)	17,153	759,535
	Shares	Value ($)

Hudson Pacific Properties, Inc. (REIT)	10,206	306,792
Inland Real Estate Corp. (REIT)	15,069	165,006
Invesco Mortgage Capital (REIT)	23,141	357,760
Investors Real Estate Trust (REIT) (a)	20,495	167,444
iStar Financial, Inc. (REIT)*	16,288	222,331
Kite Realty Group Trust (REIT)	6,398	183,879
LaSalle Hotel Properties (REIT)	21,353	864,156
Lexington Realty Trust (REIT) (a)	38,825	426,298
LTC Properties, Inc. (REIT)	6,674	288,117
Mack-Cali Realty Corp. (REIT)	16,864	321,428
Medical Properties Trust, Inc. (REIT)	32,497	447,809
Monmouth Real Estate Investment Corp. (REIT)	10,779	119,324
National Health Investors, Inc. (REIT)	7,223	505,321
New Residential Investment Corp. (REIT)	26,468	337,996
New York Mortgage Trust, Inc. (REIT) (a)	19,770	152,427
New York REIT, Inc. (REIT)	30,672	324,816
One Liberty Properties, Inc. (REIT)	2,456	58,134
Owens Realty Mortgage, Inc. (REIT)	2,092	30,648
Parkway Properties, Inc. (REIT)	14,946	274,857
Pebblebrook Hotel Trust (REIT)	13,670	623,762
Pennsylvania Real Estate Investment Trust (REIT)	12,796	300,194
PennyMac Mortgage Investment Trust (REIT)	13,796	290,958
Physicians Realty Trust (REIT)	8,684	144,154
Potlatch Corp. (REIT)	7,590	317,793
PS Business Parks, Inc. (REIT)	3,624	288,253
QTS Realty Trust, Inc. "A", (REIT)	2,332	78,915
RAIT Financial Trust (REIT)	14,645	112,327
Ramco-Gershenson Properties Trust (REIT)	14,512	271,955
Redwood Trust, Inc. (REIT) (a)	15,660	308,502
Resource Capital Corp. (REIT)	24,366	122,805
Retail Opportunity Investments Corp. (REIT) (a)	17,239	289,443
Rexford Industrial Realty, Inc. (REIT)	8,920	140,133
RLJ Lodging Trust (REIT)	24,950	836,573
Rouse Properties, Inc. (REIT) (a)	6,730	124,640
Ryman Hospitality Properties, Inc. (REIT) (a)	8,188	431,835
Sabra Health Care REIT, Inc. (REIT)	10,137	307,861
Saul Centers, Inc. (REIT)	1,894	108,318
Select Income REIT (REIT)	6,793	165,817
Silver Bay Realty Trust Corp. (REIT)	7,480	123,869
Sovran Self Storage, Inc. (REIT)	6,262	546,172
STAG Industrial, Inc. (REIT)	10,548	258,426
Starwood Waypoint Residential Trust (REIT)	7,444	196,298
STORE Capital Corp. (REIT)	6,004	129,746
Strategic Hotels & Resorts, Inc. (REIT)*	51,327	679,056
Summit Hotel Properties, Inc. (REIT)	16,361	203,531
Sun Communities, Inc. (REIT) (a)	9,084	549,219
Sunstone Hotel Investors, Inc. (REIT)	39,050	644,715
Terreno Realty Corp. (REIT)	7,934	163,678
The Geo Group, Inc. (REIT)	13,677	552,004
	Shares	Value ($)

Trade Street Residential, Inc. (REIT)	3,615	27,799
UMH Properties, Inc. (REIT)	3,746	35,774
Universal Health Realty Income Trust (REIT)	2,361	113,611
Urstadt Biddle Properties "A", (REIT)	5,257	115,023
Washington Real Estate Investment Trust (REIT)	12,479	345,169
Western Asset Mortgage Capital Corp. (REIT) (a)	8,065	118,555
Whitestone REIT (REIT)	4,364	65,940
		30,445,643
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	9,188	360,721
Altisource Asset Management Corp.* (a)	274	84,973
Altisource Portfolio Solutions SA*	2,429	82,076
AV Homes, Inc.*	2,197	32,010
Consolidated-Tomoka Land Co.	834	46,537
Forestar Group, Inc.*	6,794	104,628
Kennedy-Wilson Holdings, Inc.	13,574	343,422
Marcus & Millichap, Inc.*	1,558	51,804
RE/MAX Holdings, Inc. "A"	2,072	70,966
Tejon Ranch Co.*	2,635	77,627
The St. Joe Co.*	12,098	222,482
		1,477,246
Thrifts & Mortgage Finance 1.8%
Anchor BanCorp. Wisconsin, Inc.*	687	23,660
Astoria Financial Corp.	16,563	221,282
Bank Mutual Corp.	9,229	63,311
BankFinancial Corp.	3,620	42,933
BBX Capital Corp. "A"*	1,672	27,504
Beneficial Mutual Bancorp., Inc.*	5,702	69,964
Berkshire Hills Bancorp., Inc.	4,459	118,877
BofI Holding, Inc.* (a)	2,649	206,119
Brookline Bancorp., Inc.	11,373	114,071
Capitol Federal Financial, Inc.	26,838	342,990
Charter Financial Corp.	2,633	30,148
Clifton Bancorp., Inc.	5,150	69,988
Dime Community Bancshares	6,345	103,297
ESB Financial Corp.	2,580	48,865
Essent Group Ltd.*	8,468	217,712
EverBank Financial Corp. (a)	17,043	324,840
Federal Agricultural Mortgage Corp. "C"	2,041	61,924
First Defiance Financial Corp.	1,910	65,055
First Financial Northwest, Inc.	2,737	32,953
Flagstar Bancorp., Inc.*	3,943	62,023
Fox Chase Bancorp.	2,343	39,058
Franklin Financial Corp.*	1,881	39,840
Home Loan Servicing Solutions Ltd.	13,572	264,925
HomeStreet, Inc.	2,891	50,332
Kearny Financial Corp.*	2,719	37,386
Ladder Capital Corp. "A"*	2,904	56,947
Meridian Bancorp., Inc.*	4,025	45,160
Meta Financial Group, Inc.	1,220	42,749
MGIC Investment Corp.*	64,472	600,879
NMI Holdings, Inc. "A"*	9,831	89,757
Northfield Bancorp., Inc.	9,749	144,285
Northwest Bancshares, Inc.	17,469	218,887
OceanFirst Financial Corp.	2,591	44,410
Oritani Financial Corp.	8,840	136,136
PennyMac Financial Services, Inc. "A"*	2,540	43,942
	Shares	Value ($)

Provident Financial Services, Inc.	10,789	194,849
Radian Group, Inc. (a)	36,384	608,340
Stonegate Mortgage Corp.*	2,784	33,297
Territorial Bancorp., Inc.	1,701	36,657
Tree.com, Inc.*	1,211	58,540
TrustCo Bank Corp.	18,324	133,032
United Community Financial Corp.	9,557	51,321
United Financial Bancorp., Inc.	10,033	144,074
Walker & Dunlop, Inc.*	3,605	63,232
Washington Federal, Inc.	18,958	419,920
Waterstone Financial, Inc.	6,693	88,013
WSFS Financial Corp.	1,735	133,404
		6,066,888
Health Care 14.5%
Biotechnology 5.5%
ACADIA Pharmaceuticals, Inc.*	14,965	475,139
Acceleron Pharma, Inc.*	3,201	124,711
Achillion Pharmaceuticals, Inc.* (a)	18,163	222,497
Acorda Therapeutics, Inc.*	7,943	324,630
Actinium Pharmaceuticals, Inc.*	3,857	22,718
Adamas Pharmaceuticals, Inc.*	570	9,901
Aegerion Pharmaceuticals, Inc.* (a)	5,724	119,861
Agenus, Inc.*	12,111	48,081
Agios Pharmaceuticals, Inc.* (a)	2,767	310,015
Akebia Therapeutics, Inc.*	1,525	17,751
Alder Biopharmaceuticals, Inc.*	1,557	45,293
AMAG Pharmaceuticals, Inc.*	4,200	179,004
Anacor Pharmaceuticals, Inc.* (a)	6,137	197,918
Applied Genetic Technologies Corp/DE*	944	19,843
Ardelyx, Inc.*	810	15,301
Arena Pharmaceuticals, Inc.* (a)	40,432	140,299
ARIAD Pharmaceuticals, Inc.* (a)	30,660	210,634
Array BioPharma, Inc.*	24,700	116,831
Arrowhead Research Corp.* (a)	10,093	74,486
Atara Biotherapeutics, Inc.*	1,087	29,077
Auspex Pharmaceuticals, Inc.*	1,718	90,161
Avalanche Biotechnologies, Inc.*	1,262	68,148
BioCryst Pharmaceuticals, Inc.*	12,808	155,745
BioSpecifics Technologies Corp.*	710	27,420
BioTime, Inc.* (a)	10,140	37,822
Bluebird Bio, Inc.*	4,114	377,336
Calithera Biosciences, Inc.*	1,501	30,320
Cara Therapeutics, Inc.*	1,049	10,459
Celldex Therapeutics, Inc.* (a)	16,674	304,300
Cellular Dynamics International, Inc.*	1,890	12,153
Cepheid, Inc.* (a)	13,177	713,403
ChemoCentryx, Inc.*	5,407	36,930
Chimerix, Inc.* (a)	5,700	229,482
Clovis Oncology, Inc.* (a)	4,640	259,840
Coherus Biosciences, Inc.*	1,140	18,605
CTI BioPharma Corp.* (a)	26,505	62,552
Cytokinetics, Inc.*	6,697	53,643
Cytori Therapeutics, Inc.*	12,909	6,309
CytRx Corp.* (a)	10,858	29,751
Dicerna Pharmaceuticals, Inc.*	694	11,430
Dyax Corp.*	25,415	357,335
Dynavax Technologies Corp.* (a)	4,611	77,741
Eleven Biotherapeutics, Inc.*	893	10,609
Emergent Biosolutions, Inc.*	5,354	145,789
Enanta Pharmaceuticals, Inc.* (a)	2,012	102,310
Epizyme, Inc.*	2,492	47,024
	Shares	Value ($)

Esperion Therapeutics, Inc.*	1,148	46,425
Exact Sciences Corp.* (a)	15,548	426,637
Exelixis, Inc.* (a)	37,891	54,563
FibroGen, Inc.*	1,716	46,915
Five Prime Therapeutics, Inc.*	3,355	90,585
Flexion Therapeutics, Inc.*	936	18,898
Foundation Medicine, Inc.* (a)	2,717	60,372
Galectin Therapeutics, Inc.*	3,506	12,166
Galena Biopharma, Inc.* (a)	22,966	34,679
Genocea Biosciences, Inc.*	760	5,320
Genomic Health, Inc.* (a)	3,006	96,102
Geron Corp.* (a)	30,885	100,376
Halozyme Therapeutics, Inc.* (a)	19,642	189,545
Heron Therapeutics, Inc.*	4,563	45,904
Hyperion Therapeutics, Inc.*	2,650	63,600
Idera Pharmaceuticals, Inc.* (a)	11,720	51,685
Immune Design Corp.*	1,061	32,658
ImmunoGen, Inc.* (a)	15,862	96,758
Immunomedics, Inc.* (a)	16,110	77,328
Infinity Pharmaceuticals, Inc.*	8,992	151,875
Inovio Pharmaceuticals, Inc.* (a)	11,705	107,452
Insmed, Inc.*	8,995	139,153
Insys Therapeutics, Inc.*	1,944	81,959
Intrexon Corp.* (a)	6,608	181,918
Ironwood Pharmaceuticals, Inc.*	22,787	349,097
Isis Pharmaceuticals, Inc.* (a)	22,304	1,377,049
Karyopharm Therapeutics, Inc.* (a)	2,686	100,537
Keryx Biopharmaceuticals, Inc.* (a)	17,576	248,700
Kindred Biosciences, Inc.*	2,101	15,652
Kite Pharma, Inc.* (a)	1,768	101,961
KYTHERA Biopharmaceuticals, Inc.*	3,386	117,426
Lexicon Pharmaceuticals, Inc.* (a)	43,845	39,895
Ligand Pharmaceuticals, Inc.*	3,682	195,919
Loxo Oncology, Inc.*	353	4,148
MacroGenics, Inc.*	3,888	136,352
MannKind Corp.* (a)	42,287	220,527
Merrimack Pharmaceuticals, Inc.* (a)	18,918	213,773
MiMedx Group, Inc.* (a)	17,228	198,639
Mirati Therapeutics, Inc.*	1,396	25,854
Momenta Pharmaceuticals, Inc.*	9,362	112,718
NanoViricides, Inc.*	7,800	21,216
Navidea Biopharmaceuticals, Inc.* (a)	29,339	55,451
NeoStem, Inc.*	4,610	17,380
Neuralstem, Inc.*	13,383	36,402
Neurocrine Biosciences, Inc.*	14,278	318,970
NewLink Genetics Corp.* (a)	3,853	153,157
Northwest Biotherapeutics, Inc.* (a)	6,915	36,995
Novavax, Inc.*	44,632	264,668
NPS Pharmaceuticals, Inc.*	20,126	719,907
Ohr Pharmaceutical, Inc.* (a)	4,093	34,136
OncoMed Pharmaceuticals, Inc.*	2,460	53,530
Oncothyreon, Inc.*	15,517	29,482
Ophthotech Corp.*	2,700	121,149
Opko Health, Inc.* (a)	37,726	376,883
Orexigen Therapeutics, Inc.* (a)	22,817	138,271
Organovo Holdings, Inc.* (a)	12,162	88,174
Osiris Therapeutics, Inc.*	3,693	59,051
Otonomy, Inc.*	1,313	43,762
OvaScience, Inc.*	2,845	125,806
PDL BioPharma, Inc. (a)	30,756	237,129
	Shares	Value ($)

Peregrine Pharmaceuticals, Inc.* (a)	34,539	48,009
Portola Pharmaceuticals, Inc.*	8,185	231,799
Progenics Pharmaceuticals, Inc.*	13,460	101,758
Prothena Corp. PLC*	5,207	108,097
PTC Therapeutics, Inc.*	4,607	238,504
Puma Biotechnology, Inc.*	4,403	833,356
Radius Health, Inc.*	1,432	55,719
Raptor Pharmaceutical Corp.* (a)	12,196	128,302
Receptos, Inc.*	4,147	508,049
Regado Biosciences, Inc.*	3,008	2,747
Regulus Therapeutics, Inc.*	2,675	42,907
Repligen Corp.*	6,221	123,176
Retrophin, Inc.*	4,080	49,939
Rigel Pharmaceuticals, Inc.*	16,634	37,759
Sage Therapeutics, Inc.*	1,119	40,955
Sangamo BioSciences, Inc.*	12,531	190,596
Sarepta Therapeutics, Inc.* (a)	7,915	114,530
Spectrum Pharmaceuticals, Inc.* (a)	12,877	89,238
Stemline Therapeutics, Inc.*	2,250	38,385
Sunesis Pharmaceuticals, Inc.*	9,629	24,554
Synageva BioPharma Corp.* (a)	4,003	371,438
Synergy Pharmaceuticals, Inc.* (a)	18,247	55,653
Synta Pharmaceuticals Corp.*	13,417	35,555
T2 Biosystems, Inc.*	855	16,450
TESARO, Inc.* (a)	3,751	139,500
TG Therapeutics, Inc.*	5,155	81,655
Threshold Pharmaceuticals, Inc.* (a)	10,187	32,395
Tokai Pharmaceuticals, Inc.*	1,067	15,728
Ultragenyx Pharmaceutical, Inc.*	1,248	54,762
Vanda Pharmaceuticals, Inc.* (a)	7,320	104,822
Verastem, Inc.*	4,083	37,319
Versartis, Inc.*	1,349	30,285
Vitae Pharmaceuticals, Inc.*	1,029	17,123
Vital Therapies, Inc.*	1,007	25,104
Xencor, Inc.*	2,959	47,462
XOMA Corp.*	16,323	58,600
Zafgen, Inc.*	1,368	42,189
ZIOPHARM Oncology, Inc.* (a)	15,684	79,518
		18,837,183
Health Care Equipment & Supplies 3.4%
Abaxis, Inc. (a)	4,309	244,880
ABIOMED, Inc.*	7,496	285,298
Accuray, Inc.* (a)	14,932	112,737
Analogic Corp.	2,307	195,195
AngioDynamics, Inc.*	4,841	92,027
Anika Therapeutics, Inc.*	2,806	114,316
Antares Pharma, Inc.* (a)	22,505	57,838
AtriCure, Inc.*	4,856	96,926
Atrion Corp.	299	101,663
Cantel Medical Corp.	6,443	278,724
Cardiovascular Systems, Inc.*	5,225	157,168
Cerus Corp.* (a)	15,387	96,015
CONMED Corp.	5,190	233,342
CryoLife, Inc.	5,363	60,763
Cyberonics, Inc.*	5,138	286,084
Cynosure, Inc. "A"*	4,035	110,640
Derma Sciences, Inc.*	4,404	41,001
Dexcom, Inc.*	14,220	782,811
Endologix, Inc.*	11,820	180,728
Exactech, Inc.*	1,915	45,137
	Shares	Value ($)

Genmark Diagnostics, Inc.*	7,401	100,728
Globus Medical, Inc. "A"*	12,585	299,145
Greatbatch, Inc.*	4,606	227,076
Haemonetics Corp.*	9,892	370,159
HeartWare International, Inc.*	3,265	239,749
ICU Medical, Inc.*	2,501	204,832
Inogen, Inc.*	1,014	31,809
Insulet Corp.*	10,464	481,972
Integra LifeSciences Holdings*	4,679	253,742
Invacare Corp.	5,711	95,716
K2M Group Holdings, Inc.*	1,717	35,834
LDR Holding Corp.*	3,231	105,912
Masimo Corp.*	8,429	222,020
Meridian Bioscience, Inc. (a)	8,018	131,976
Merit Medical Systems, Inc.*	7,824	135,590
Natus Medical, Inc.*	6,000	216,240
Neogen Corp.*	6,887	341,526
Nevro Corp.*	1,520	58,778
NuVasive, Inc.*	8,844	417,083
NxStage Medical, Inc.*	11,466	205,585
Ocular Therapeutix, Inc.*	869	20,439
OraSure Technologies, Inc.*	10,878	110,303
Orthofix International NV*	3,549	106,683
Oxford Immunotec Global PLC*	2,529	34,445
PhotoMedex, Inc.*	2,495	3,817
Quidel Corp.* (a)	5,461	157,932
Rockwell Medical, Inc.* (a)	9,130	93,856
Roka Bioscience, Inc.*	1,350	5,954
RTI Surgical, Inc.*	11,253	58,516
Second Sight Medical Products, Inc.*	754	7,736
Sientra, Inc.*	1,020	17,126
Spectranetics Corp.*	7,801	269,759
STAAR Surgical Co.*	7,505	68,371
STERIS Corp. (a)	11,198	726,190
SurModics, Inc.*	2,227	49,217
Symmetry Surgical, Inc.*	1,862	14,505
Tandem Diabetes Care, Inc.*	1,616	20,523
Thoratec Corp.*	10,889	353,457
Tornier NV*	6,576	167,688
TransEnterix, Inc.*	5,576	16,226
TriVascular Technologies, Inc.*	1,445	18,164
Unilife Corp.* (a)	19,186	64,273
Utah Medical Products, Inc.	730	43,836
Vascular Solutions, Inc.*	3,329	90,416
Veracyte, Inc.*	1,264	12,210
Volcano Corp.*	9,462	169,181
West Pharmaceutical Services, Inc.	13,334	709,902
Wright Medical Group, Inc.*	9,387	252,229
Zeltiq Aesthetics, Inc.* (a)	5,355	149,458
		11,561,177
Health Care Providers & Services 2.6%
AAC Holdings, Inc.*	1,084	33,517
Acadia Healthcare Co., Inc.*	8,132	497,760
Addus HomeCare Corp.*	1,228	29,804
Adeptus Health, Inc. "A"*	983	36,764
Air Methods Corp.* (a)	7,322	322,388
Alliance HealthCare Services, Inc.*	990	20,780
Almost Family, Inc.*	1,622	46,957
Amedisys, Inc.*	4,989	146,427
AMN Healthcare Services, Inc.*	8,815	172,774
AmSurg Corp.*	8,060	441,124
	Shares	Value ($)

Bio-Reference Laboratories, Inc.* (a)	4,761	152,971
BioScrip, Inc.*	13,310	93,037
BioTelemetry, Inc.*	5,136	51,514
Capital Senior Living Corp.*	5,339	132,994
Chemed Corp. (a)	3,327	351,564
Civitas Solutions, Inc.*	2,193	37,347
CorVel Corp.*	2,154	80,172
Cross Country Healthcare, Inc.*	6,050	75,504
ExamWorks Group, Inc.* (a)	6,648	276,490
Five Star Quality Care, Inc.*	8,102	33,623
Gentiva Health Services, Inc.*	6,069	115,614
Hanger, Inc.*	6,440	141,036
Healthequity, Inc.*	1,978	50,340
HealthSouth Corp.	16,797	646,013
Healthways, Inc.* (a)	6,111	121,487
IPC The Hospitalist Co., Inc.*	3,135	143,865
Kindred Healthcare, Inc.	13,196	239,903
Landauer, Inc.	1,884	64,320
LHC Group, Inc.*	2,392	74,582
Magellan Health, Inc.*	5,260	315,758
Molina Healthcare, Inc.*	5,700	305,121
MWI Veterinary Supply, Inc.*	2,418	410,842
National Healthcare Corp.	1,857	116,694
National Research Corp. "A"	1,954	27,336
Owens & Minor, Inc. (a)	11,878	417,037
PharMerica Corp.*	5,722	118,503
Providence Service Corp.*	2,242	81,698
RadNet, Inc.*	6,359	54,306
Select Medical Holdings Corp.	14,990	215,856
Skilled Healthcare Group, Inc. "A"*	4,552	39,011
Surgical Care Affiliates, Inc.*	2,443	82,207
Team Health Holdings, Inc.*	13,254	762,503
The Ensign Group, Inc.	3,682	163,444
Triple-S Management Corp. "B"*	4,513	107,906
Trupanion, Inc.*	2,012	13,943
U.S. Physical Therapy, Inc.	2,173	91,179
Universal American Corp.*	8,204	76,133
WellCare Health Plans, Inc.*	8,335	683,970
		8,714,118
Health Care Technology 0.5%
Castlight Health, Inc. "B"*	2,519	29,472
Computer Programs & Systems, Inc. (a)	2,033	123,505
HealthStream, Inc.*	3,803	112,112
HMS Holdings Corp.*	16,434	347,415
Imprivata, Inc.*	1,333	17,329
MedAssets, Inc.*	11,681	230,816
Medidata Solutions, Inc.*	10,260	489,915
Merge Healthcare, Inc.*	13,434	47,825
Omnicell, Inc.*	6,997	231,741
Quality Systems, Inc.	9,097	141,822
Vocera Communications, Inc.*	4,423	46,088
		1,818,040
Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	4,416	84,743
Affymetrix, Inc.* (a)	13,247	130,748
Albany Molecular Research, Inc.*	4,630	75,376
Cambrex Corp.*	5,905	127,666
Enzo Biochem, Inc.*	6,647	29,513
Fluidigm Corp.*	5,159	174,013
INC Research Holdings, Inc. "A"*	1,748	44,906
Luminex Corp.*	7,294	136,836
	Shares	Value ($)

NanoString Technologies, Inc.*	1,956	27,247
Pacific Biosciences of California, Inc.*	10,985	86,122
PAREXEL International Corp.*	10,827	601,548
PRA Health Sciences, Inc.*	3,685	89,251
Sequenom, Inc.* (a)	22,778	84,279
		1,692,248
Pharmaceuticals 2.0%
AcelRx Pharmaceuticals, Inc.* (a)	4,914	33,071
Achaogen, Inc.*	1,343	17,526
Aerie Pharmaceuticals, Inc.*	2,045	59,694
Akorn, Inc.* (a)	11,785	426,617
Alimera Sciences, Inc.*	5,299	29,356
Amphastar Pharmaceuticals, Inc.*	2,048	23,777
Ampio Pharmaceuticals, Inc.* (a)	7,774	26,665
ANI Pharmaceuticals, Inc.*	1,338	75,450
Aratana Therapeutics, Inc.*	5,594	99,685
Auxilium Pharmaceuticals, Inc.* (a)	9,646	331,678
AVANIR Pharmaceuticals, Inc.*	36,489	618,488
Bio-Path Holdings, Inc.*	14,277	37,977
BioDelivery Sciences International, Inc.* (a)	8,143	97,879
Catalent, Inc.*	9,377	261,431
Cempra, Inc.* (a)	4,452	104,666
Corcept Therapeutics, Inc.*	10,604	31,812
DepoMed, Inc.*	11,180	180,110
Dermira, Inc.*	1,402	25,390
Egalet Corp.*	772	4,393
Endocyte, Inc.*	7,333	46,125
Horizon Pharma PLC* (a)	11,982	154,448
Impax Laboratories, Inc.*	13,192	417,923
Intersect ENT, Inc.*	957	17,752
Intra-Cellular Therapies, Inc.*	3,326	58,704
Lannett Co., Inc.*	4,799	205,781
Medicines Co.*	12,171	336,772
Nektar Therapeutics*	23,760	368,280
Omeros Corp.* (a)	6,234	154,478
Pacira Pharmaceuticals, Inc.*	6,749	598,366
Pain Therapeutics, Inc.*	7,403	15,028
Pernix Therapeutics Holdings, Inc.*	6,472	60,772
Phibro Animal Health Corp. "A"	2,854	90,044
POZEN, Inc.*	5,177	41,416
Prestige Brands Holdings, Inc.*	9,645	334,874
Relypsa, Inc.*	3,289	101,301
Repros Therapeutics, Inc.*	4,558	45,443
Revance Therapeutics, Inc.*	1,819	30,814
Sagent Pharmaceuticals, Inc.*	4,257	106,893
Sciclone Pharmaceuticals, Inc.*	9,912	86,829
Sucampo Pharmaceuticals, Inc. "A"* (a)	3,468	49,523
Supernus Pharmaceuticals, Inc.*	5,699	47,302
Tetraphase Pharmaceuticals, Inc.*	4,839	192,157
TherapeuticsMD, Inc.* (a)	19,379	86,237
Theravance Biopharma, Inc.*	4,578	68,304
Theravance, Inc. (a)	15,673	221,773
VIVUS, Inc.* (a)	17,499	50,397
XenoPort, Inc.*	10,279	90,147
Zogenix, Inc.*	23,907	32,753
ZS Pharma, Inc.* (a)	1,221	50,757
		6,647,058
	Shares	Value ($)

Industrials 13.5%
Aerospace & Defense 1.7%
AAR Corp.	7,516	208,794
Aerovironment, Inc.*	3,693	100,634
American Science & Engineering, Inc.	1,530	79,407
Astronics Corp.*	3,471	191,981
Cubic Corp.	3,915	206,086
Curtiss-Wright Corp.	9,178	647,875
DigitalGlobe, Inc.*	14,192	439,526
Ducommun, Inc.*	2,110	53,341
Engility Holdings, Inc.*	3,189	136,489
Erickson, Inc.* (a)	1,178	9,825
Esterline Technologies Corp.*	6,022	660,493
GenCorp, Inc.*	11,027	201,794
HEICO Corp.	12,531	756,872
Kratos Defense & Security Solutions, Inc.*	8,744	43,895
LMI Aerospace, Inc.*	2,178	30,710
Moog, Inc. "A"*	7,907	585,355
National Presto Industries, Inc. (a)	939	54,500
Orbital Sciences Corp.*	11,281	303,346
SIFCO Industries, Inc.	492	14,342
Sparton Corp.*	1,924	54,526
Taser International, Inc.* (a)	10,262	271,738
Teledyne Technologies, Inc.*	7,080	727,399
The Keyw Holding Corp.* (a)	6,335	65,757
		5,844,685
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	10,114	86,576
Atlas Air Worldwide Holdings, Inc.*	4,821	237,675
Echo Global Logistics, Inc.*	4,246	123,983
Forward Air Corp.	5,830	293,657
Hub Group, Inc. "A"*	6,964	265,189
Park-Ohio Holdings Corp.	1,557	98,138
UTi Worldwide, Inc.*	17,443	210,537
XPO Logistics, Inc.* (a)	9,858	402,995
		1,718,750
Airlines 0.5%
Allegiant Travel Co.	2,604	391,459
Hawaiian Holdings, Inc.* (a)	8,767	228,380
JetBlue Airways Corp.* (a)	47,025	745,817
Republic Airways Holdings, Inc.*	9,661	140,954
SkyWest, Inc.	9,939	131,990
Virgin America, Inc.*	2,884	124,733
		1,763,333
Building Products 0.8%
AAON, Inc.	7,799	174,620
Advanced Drainage Systems, Inc.	2,962	68,067
American Woodmark Corp.*	2,394	96,813
Apogee Enterprises, Inc.	5,398	228,713
Builders FirstSource, Inc.*	8,839	60,724
Continental Building Products, Inc.*	2,280	40,424
Gibraltar Industries, Inc.*	5,403	87,853
Griffon Corp.	7,751	103,088
Insteel Industries, Inc.	3,512	82,813
Masonite International Corp.*	5,560	341,718
NCI Building Systems, Inc.*	5,459	101,101
Norcraft Companies, Inc.*	1,447	27,927
Nortek, Inc.*	1,658	134,845
Patrick Industries, Inc.*	1,585	69,708
PGT, Inc.*	9,190	88,500
	Shares	Value ($)

Ply Gem Holdings, Inc.*	4,156	58,101
Quanex Building Products Corp.	6,867	128,962
Simpson Manufacturing Co., Inc.	7,966	275,624
Trex Co., Inc.* (a)	6,226	265,103
Universal Forest Products, Inc.	3,805	202,426
		2,637,130
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	10,388	297,616
Acco Brands Corp.*	21,110	190,201
ARC Document Solutions, Inc.*	8,003	81,791
Brady Corp. "A"	9,126	249,505
Casella Waste Systems, Inc. "A"*	7,335	29,633
CECO Environmental Corp.	4,093	63,605
Cenveo, Inc.*	10,795	22,670
Civeo Corp.	17,105	70,302
Deluxe Corp.	9,530	593,242
Ennis, Inc.	4,996	67,296
G&K Services, Inc. "A"	3,829	271,285
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc. (a)	13,446	415,885
Heritage-Crystal Clean, Inc.*	1,841	22,700
Herman Miller, Inc.	11,279	331,941
HNI Corp.	8,534	435,746
Innerworkings, Inc.*	6,828	53,190
Interface, Inc.	12,501	205,891
Kimball International, Inc. "B"	6,646	60,612
Knoll, Inc.	8,884	188,074
Matthews International Corp. "A"	5,527	268,999
McGrath RentCorp.	4,804	172,271
Mobile Mini, Inc.	8,789	356,042
MSA Safety, Inc.	5,500	291,995
Multi-Color Corp.	2,268	125,693
NL Industries, Inc.	1,487	12,788
Performant Financial Corp.*	5,793	38,523
Quad Graphics, Inc.	5,376	123,433
Quest Resource Holding Corp.*	2,476	3,565
SP Plus Corp.*	3,025	76,321
Steelcase, Inc. "A"	15,346	275,461
Team, Inc.*	3,742	151,401
Tetra Tech, Inc.	12,155	324,539
The Brink's Co.	9,216	224,963
U.S. Ecology, Inc. (a)	3,960	158,875
UniFirst Corp.	2,792	339,088
United Stationers, Inc. (a)	7,455	314,303
Viad Corp.	3,671	97,869
West Corp.	7,163	236,379
		7,243,693
Construction & Engineering 0.7%
Aegion Corp.*	6,868	127,814
Ameresco, Inc. "A"*	4,004	28,028
Argan, Inc.	2,434	81,880
Comfort Systems U.S.A., Inc.	6,873	117,666
Dycom Industries, Inc.*	6,290	220,716
EMCOR Group, Inc.	12,714	565,646
Furmanite Corp.*	7,367	57,610
Granite Construction, Inc.	7,222	274,580
Great Lakes Dredge & Dock Co.*	11,734	100,443
Layne Christensen Co.* (a)	3,824	36,481
MasTec, Inc.*	12,186	275,526
MYR Group, Inc.*	4,118	112,833
Northwest Pipe Co.*	1,848	55,662
Orion Marine Group, Inc.*	5,326	58,852
Primoris Services Corp.	7,297	169,582
	Shares	Value ($)

Sterling Construction Co., Inc.*	3,588	22,927
Tutor Perini Corp.*	6,800	163,676
		2,469,922
Electrical Equipment 1.0%
AZZ, Inc.	4,796	225,028
Capstone Turbine Corp.* (a)	63,983	47,303
Encore Wire Corp.	3,959	147,790
EnerSys	8,823	544,556
Enphase Energy, Inc.*	3,563	50,915
Franklin Electric Co., Inc.	8,924	334,918
FuelCell Energy, Inc.* (a)	42,108	64,846
Generac Holdings, Inc.* (a)	12,942	605,168
General Cable Corp.	8,837	131,671
Global Power Equipment Group, Inc.	3,325	45,918
GrafTech International Ltd.*	22,868	115,712
LSI Industries, Inc.	4,146	28,151
Plug Power, Inc.* (a)	32,507	97,521
Polypore International, Inc.*	8,561	402,795
Powell Industries, Inc.	1,803	88,473
Power Solutions International, Inc.*	873	45,056
PowerSecure International, Inc.*	4,222	49,186
Preformed Line Products Co.	538	29,391
Revolution Lighting Technologies, Inc.* (a)	5,894	7,957
TCP International Holdings Ltd.*	1,401	8,616
Thermon Group Holdings, Inc.*	6,100	147,559
Vicor Corp.*	3,198	38,696
		3,257,226
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,660	166,500
Machinery 3.0%
Accuride Corp.*	7,320	31,769
Actuant Corp. "A"	12,311	335,352
Alamo Group, Inc.	1,195	57,886
Albany International Corp. "A"	5,606	212,972
Altra Industrial Motion Corp.	5,237	148,678
American Railcar Industries, Inc.	1,840	94,760
ARC Group Worldwide, Inc.* (a)	597	6,054
Astec Industries, Inc.	3,438	135,148
Barnes Group, Inc.	10,198	377,428
Blount International, Inc.*	9,594	168,567
Briggs & Stratton Corp.	8,640	176,429
Chart Industries, Inc.* (a)	5,627	192,443
CIRCOR International, Inc.	3,257	196,332
CLARCOR, Inc.	9,617	640,877
Columbus McKinnon Corp.	3,529	98,953
Commercial Vehicle Group, Inc.*	5,156	34,339
Douglas Dynamics, Inc.	4,336	92,920
Dynamic Materials Corp.	2,690	43,094
Energy Recovery, Inc.* (a)	7,497	39,509
EnPro Industries, Inc.*	4,223	265,035
ESCO Technologies, Inc.	5,272	194,537
Federal Signal Corp.	12,037	185,851
FreightCar America, Inc.	2,326	61,197
Global Brass & Copper Holdings, Inc.	4,160	54,746
Gorman-Rupp Co.	3,381	108,598
Graham Corp.	1,988	57,195
Greenbrier Companies, Inc. (a)	5,161	277,300
Harsco Corp.	15,203	287,185
Hillenbrand, Inc.	11,999	413,965
Hurco Companies, Inc.	1,216	41,453
	Shares	Value ($)

Hyster-Yale Materials Handling, Inc.	1,879	137,543
John Bean Technologies Corp.	5,395	177,280
Kadant, Inc.	2,148	91,698
L.B. Foster Co. "A"	1,832	88,980
Lindsay Corp. (a)	2,308	197,888
Lydall, Inc.*	3,311	108,667
Manitex International, Inc.*	2,619	33,287
Meritor, Inc.*	18,395	278,684
Miller Industries, Inc.	2,128	44,241
Mueller Industries, Inc.	10,631	362,942
Mueller Water Products, Inc. "A"	29,666	303,780
NN, Inc.	3,454	71,014
Omega Flex, Inc.	496	18,754
Proto Labs, Inc.* (a)	4,333	291,004
RBC Bearings, Inc.	4,319	278,705
Rexnord Corp.*	14,136	398,777
Standex International Corp.	2,365	182,720
Sun Hydraulics Corp.	4,259	167,719
Tennant Co.	3,460	249,708
The ExOne Co.* (a)	1,931	32,441
Titan International, Inc. (a)	8,576	91,163
TriMas Corp.*	8,386	262,398
Twin Disc, Inc.	1,624	32,253
Wabash National Corp.*	12,684	156,774
Watts Water Technologies, Inc. "A"	5,338	338,643
Woodward, Inc.	12,661	623,301
Xerium Technologies, Inc.*	2,169	34,227
		10,085,163
Marine 0.2%
Baltic Trading Ltd. (a)	9,583	24,053
International Shipholding Corp.	1,157	17,239
Knightsbridge Shipping Ltd. (a)	6,532	29,590
Matson, Inc.	8,245	284,618
Navios Maritime Holdings, Inc.	15,444	63,475
Safe Bulkers, Inc. (a)	7,578	29,630
Scorpio Bulkers, Inc.*	26,046	51,311
Ultrapetrol Bahamas Ltd.*	4,216	9,022
		508,938
Professional Services 1.3%
Acacia Research Corp. (a)	9,158	155,137
Barrett Business Services, Inc.	1,370	37,538
CBIZ, Inc.* (a)	8,090	69,250
CDI Corp.	2,751	48,720
Corporate Executive Board Co.	6,443	467,311
Corporate Resource Services, Inc.*	3,418	4,102
CRA International, Inc.*	1,907	57,820
Exponent, Inc.	2,499	206,168
Franklin Covey Co.*	2,133	41,295
FTI Consulting, Inc.*	7,625	294,554
GP Strategies Corp.*	2,464	83,604
Heidrick & Struggles International, Inc.	3,547	81,758
Hill International, Inc.*	4,410	16,934
Huron Consulting Group, Inc.*	4,391	300,300
ICF International, Inc.*	3,649	149,536
Insperity, Inc.	4,135	140,135
Kelly Services, Inc. "A"	5,359	91,210
Kforce, Inc.	4,816	116,210
Korn/Ferry International*	9,271	266,634
Mistras Group, Inc.*	3,217	58,968
Navigant Consulting, Inc.*	8,952	137,592
On Assignment, Inc.*	10,147	336,779
	Shares	Value ($)

Paylocity Holding Corp.*	1,631	42,585
Pendrell Corp.*	32,569	44,945
Resources Connection, Inc.	6,962	114,525
RPX Corp.*	9,645	132,908
The Advisory Board Co.*	6,923	339,089
TriNet Group, Inc.*	3,060	95,717
TrueBlue, Inc.*	7,944	176,754
VSE Corp.	790	52,061
WageWorks, Inc.*	6,612	426,937
		4,587,076
Road & Rail 0.7%
ArcBest Corp.	4,838	224,338
Celadon Group, Inc.	4,093	92,870
FRP Holdings, Inc.*	1,282	50,267
Heartland Express, Inc.	10,257	277,042
Knight Transportation, Inc.	11,229	377,968
Marten Transport Ltd.	4,675	102,196
P.A.M. Transportation Services, Inc.*	624	32,348
Quality Distribution, Inc.*	5,327	56,679
Roadrunner Transportation Systems, Inc.*	5,008	116,937
Saia, Inc.*	4,756	263,292
Swift Transportation Co.*	16,024	458,767
Universal Truckload Services, Inc.	1,276	36,379
USA Truck, Inc.*	1,217	34,563
Werner Enterprises, Inc.	8,383	261,130
YRC Worldwide, Inc.*	5,683	127,811
		2,512,587
Trading Companies & Distributors 0.9%
Aceto Corp.	5,172	112,232
Aircastle Ltd.	12,454	266,142
Applied Industrial Technologies, Inc.	7,858	358,246
Beacon Roofing Supply, Inc.*	9,269	257,678
CAI International, Inc.*	3,237	75,098
DXP Enterprises, Inc.*	2,519	127,285
General Finance Corp.*	2,151	21,209
H&E Equipment Services, Inc.	5,764	161,911
Houston Wire & Cable Co.	3,424	40,917
Kaman Corp.	5,087	203,938
Neff Corp. "A"*	2,041	23,002
Rush Enterprises, Inc. "A"*	6,438	206,338
Stock Building Supply Holdings, Inc.*	2,835	43,432
TAL International Group, Inc.	6,319	275,319
Textainer Group Holdings Ltd. (a)	3,931	134,912
Titan Machinery, Inc.*	3,337	46,518
Watsco, Inc.	5,020	537,140
		2,891,317
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	10,202	142,624
Information Technology 17.6%
Communications Equipment 1.5%
ADTRAN, Inc.	10,702	233,304
Alliance Fiber Optic Products, Inc.	2,451	35,564
Applied Optoelectronics, Inc.*	2,876	32,269
Aruba Networks, Inc.*	20,167	366,636
Bel Fuse, Inc. "B"	1,950	53,313
Black Box Corp.	3,028	72,369
CalAmp Corp.*	6,533	119,554
Calix, Inc.*	7,274	72,886
	Shares	Value ($)

Ciena Corp.* (a)	20,047	389,112
Clearfield, Inc.*	2,218	27,304
Comtech Telecommunications Corp.	2,981	93,961
Digi International, Inc.*	4,770	44,313
Emulex Corp.*	13,921	78,932
Extreme Networks, Inc.*	18,845	66,523
Finisar Corp.* (a)	19,608	380,591
Harmonic, Inc.*	16,630	116,576
Infinera Corp.* (a)	22,884	336,853
InterDigital, Inc.	7,090	375,061
Ixia*	10,356	116,505
KVH Industries, Inc.*	3,199	40,467
NETGEAR, Inc.*	6,461	229,882
NumereX Corp. "A"*	2,771	30,647
Oclaro, Inc.*	18,214	32,421
ParkerVision, Inc.* (a)	19,677	17,904
Plantronics, Inc.	8,023	425,379
Polycom, Inc.*	26,168	353,268
Procera Networks, Inc.*	4,029	28,969
Ruckus Wireless, Inc.*	11,834	142,245
ShoreTel, Inc.*	10,971	80,637
Sonus Networks, Inc.*	45,434	180,373
TESSCO Technologies, Inc.	1,122	32,538
Ubiquiti Networks, Inc. (a)	5,514	163,435
ViaSat, Inc.*	7,748	488,356
		5,258,147
Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	2,773	34,912
Anixter International, Inc.*	5,188	458,930
Badger Meter, Inc.	2,651	157,337
Belden, Inc.	8,200	646,242
Benchmark Electronics, Inc.*	10,118	257,402
Checkpoint Systems, Inc.*	7,456	102,371
Cognex Corp.*	16,288	673,183
Coherent, Inc.*	4,624	280,769
Control4 Corp.* (a)	2,225	34,198
CTS Corp.	6,500	115,895
CUI Global, Inc.*	4,014	29,904
Daktronics, Inc.	7,376	92,274
DTS, Inc.*	3,305	101,629
Electro Rent Corp.	3,196	44,872
Electro Scientific Industries, Inc.	4,754	36,891
Fabrinet*	6,290	111,585
FARO Technologies, Inc.*	3,269	204,901
FEI Co.	7,951	718,373
GSI Group, Inc.*	5,350	78,752
II-VI, Inc.*	9,578	130,740
Insight Enterprises, Inc.*	7,601	196,790
InvenSense, Inc.* (a)	13,249	215,429
Itron, Inc.*	7,324	309,732
KEMET Corp.*	8,719	36,620
Kimball Electronics, Inc.*	4,984	59,908
Littelfuse, Inc.	4,209	406,884
Maxwell Technologies, Inc.* (a)	5,735	52,303
Mercury Systems, Inc.*	6,388	88,921
Mesa Laboratories, Inc.	543	41,979
Methode Electronics, Inc.	7,063	257,870
MTS Systems Corp. (a)	2,876	215,786
Multi-Fineline Electronix, Inc.*	1,850	20,776
Newport Corp.*	7,553	144,338
OSI Systems, Inc.*	3,845	272,111
Park Electrochemical Corp.	4,037	100,642
	Shares	Value ($)

PC Connection, Inc.	1,942	47,676
Plexus Corp.*	6,492	267,535
RealD, Inc.* (a)	7,754	91,497
Rofin-Sinar Technologies, Inc.*	5,140	147,878
Rogers Corp.*	3,470	282,597
Sanmina Corp.*	15,638	367,962
ScanSource, Inc.*	5,471	219,715
Speed Commerce, Inc.*	9,156	28,292
SYNNEX Corp.	5,360	418,938
TTM Technologies, Inc.* (a)	10,487	78,967
Universal Display Corp.* (a)	7,747	214,979
Viasystems Group, Inc.*	1,008	16,410
Vishay Precision Group, Inc.*	2,557	43,878
		8,957,573
Internet Software & Services 2.4%
Actua Corp.*	7,726	142,699
Aerohive Networks, Inc.*	1,864	8,947
Amber Road, Inc.*	1,738	17,762
Angie's List, Inc.*	8,406	52,369
Bankrate, Inc.*	12,264	152,442
Bazaarvoice, Inc.*	9,731	78,237
Benefitfocus, Inc.* (a)	926	30,410
Blucora, Inc.*	8,229	113,972
Borderfree, Inc.*	1,165	10,438
Brightcove, Inc.*	6,255	48,664
Carbonite, Inc.*	3,452	49,260
Care.com, Inc.*	1,281	10,607
ChannelAdvisor Corp.*	4,029	86,946
Cimpress NV*	6,285	470,369
comScore, Inc.*	6,448	299,381
Constant Contact, Inc.*	5,975	219,283
Cornerstone OnDemand, Inc.* (a)	10,010	352,352
Cvent, Inc.*	3,492	97,217
Dealertrack Technologies, Inc.*	10,138	449,215
Demand Media, Inc.*	1,699	10,398
Demandware, Inc.* (a)	5,623	323,547
Dice Holdings, Inc.*	7,494	75,015
Digital River, Inc.*	5,993	148,207
E2open, Inc.* (a)	4,517	43,408
EarthLink Holdings Corp.	19,615	86,110
Endurance International Group Holdings, Inc.* (a)	5,870	108,184
Envestnet, Inc.*	6,423	315,626
Everyday Health, Inc.*	1,473	21,727
Five9, Inc.*	2,377	10,649
Gogo, Inc.* (a)	10,299	170,242
GrubHub, Inc.*	1,739	63,161
GTT Communications, Inc.*	2,743	36,290
Internap Corp.*	10,596	84,344
Intralinks Holdings, Inc.*	7,523	89,524
j2 Global, Inc. (a)	9,048	560,976
Limelight Networks, Inc.*	11,750	32,548
Liquidity Services, Inc.*	4,070	33,252
LivePerson, Inc.*	9,936	140,098
LogMeIn, Inc.*	4,478	220,945
Marchex, Inc. "B"	6,394	29,348
Marin Software, Inc.*	5,130	43,400
Marketo, Inc.*	4,704	153,915
Millennial Media, Inc.* (a)	14,672	23,475
Monster Worldwide, Inc.*	17,716	81,848
NIC, Inc.	12,205	219,568
OPOWER, Inc.* (a)	1,514	21,544
Perficient, Inc.*	6,656	124,001
	Shares	Value ($)

Q2 Holdings, Inc.*	1,927	36,305
QuinStreet, Inc.*	6,769	41,088
RealNetworks, Inc.*	4,458	31,384
Reis, Inc.	1,657	43,364
Rightside Group Ltd.*	1,699	11,417
Rocket Fuel, Inc.*	3,571	57,565
SciQuest, Inc.*	5,297	76,542
Shutterstock, Inc.* (a)	2,922	201,910
SPS Commerce, Inc.*	3,095	175,270
Stamps.com, Inc.*	2,741	131,541
TechTarget, Inc.*	3,233	36,759
Textura Corp.* (a)	3,628	103,289
Travelzoo, Inc.*	1,394	17,592
Tremor Video, Inc.*	6,913	19,840
TrueCar, Inc.*	1,517	34,739
Trulia, Inc.* (a)	6,924	318,712
Unwired Planet, Inc.*	18,670	18,670
Web.com Group, Inc.*	9,589	182,095
WebMD Health Corp.*	7,204	284,918
Wix.com Ltd.*	2,699	56,679
XO Group, Inc.*	4,792	87,262
Xoom Corp.*	6,016	105,340
YuMe, Inc.*	3,539	17,837
Zix Corp.*	11,797	42,469
		8,094,507
IT Services 2.5%
Acxiom Corp.*	14,260	289,050
Blackhawk Network Holdings, Inc.* (a)	9,872	383,034
CACI International, Inc. "A"*	4,449	383,415
Cardtronics, Inc.*	8,310	320,600
Cass Information Systems, Inc.	2,062	109,801
CIBER, Inc.*	15,290	54,280
Computer Task Group, Inc.	2,934	27,961
Convergys Corp.	19,363	394,424
CSG Systems International, Inc.	6,277	157,364
Datalink Corp.*	3,701	47,743
EPAM Systems, Inc.*	6,665	318,254
Euronet Worldwide, Inc.*	9,706	532,859
EVERTEC, Inc.	12,587	278,550
Exlservice Holdings, Inc.*	6,033	173,207
Forrester Research, Inc.	2,128	83,758
Global Cash Access Holdings, Inc.*	12,749	91,155
Heartland Payment Systems, Inc.	6,732	363,191
Higher One Holdings, Inc.*	6,225	26,207
iGATE Corp.*	6,795	268,267
Information Services Group, Inc.*	6,354	26,814
Lionbridge Technologies, Inc.*	12,581	72,341
Luxoft Holding, Inc.*	1,526	58,766
ManTech International Corp. "A"	4,615	139,511
MAXIMUS, Inc.	12,815	702,775
ModusLink Global Solutions, Inc.*	7,578	28,418
MoneyGram International, Inc.*	5,680	51,631
NeuStar, Inc. "A"* (a)	10,730	298,294
PRGX Global, Inc.*	5,691	32,553
Sapient Corp.* (a)	21,781	541,911
Science Applications International Corp.	7,703	381,530
ServiceSource International, Inc.* (a)	13,324	62,356
Sykes Enterprises, Inc.*	7,255	170,275
Syntel, Inc.*	5,839	262,638
TeleTech Holdings, Inc.*	3,414	80,844
	Shares	Value ($)

The Hackett Group, Inc.	4,839	42,535
Unisys Corp.*	9,618	283,539
Virtusa Corp.*	4,954	206,433
WEX, Inc.*	7,349	726,963
		8,473,247
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	7,530	178,461
Alpha & Omega Semiconductor Ltd.*	4,209	37,250
Ambarella, Inc.* (a)	5,530	280,482
Amkor Technology, Inc.*	16,600	117,860
Applied Micro Circuits Corp.* (a)	13,695	89,291
Audience, Inc.*	2,729	12,008
Axcelis Technologies, Inc.*	22,127	56,645
Brooks Automation, Inc.	12,191	155,435
Cabot Microelectronics Corp.*	4,618	218,524
Cascade Microtech, Inc.*	2,486	36,320
Cavium, Inc.*	9,900	612,018
CEVA, Inc.*	4,090	74,193
Cirrus Logic, Inc.*	11,761	277,207
Cohu, Inc.	5,017	59,702
Cypress Semiconductor Corp. (a)	30,034	428,886
Diodes, Inc.*	6,749	186,070
DSP Group, Inc.*	4,315	46,904
Entegris, Inc.*	25,831	341,228
Entropic Communications, Inc.*	17,382	43,977
Exar Corp.*	7,632	77,846
Fairchild Semiconductor International, Inc.*	23,645	399,128
FormFactor, Inc.*	10,732	92,295
Inphi Corp.*	6,096	112,654
Integrated Device Technology, Inc.*	25,233	494,567
Integrated Silicon Solution, Inc.	5,853	96,984
International Rectifier Corp.*	13,581	541,882
Intersil Corp. "A"	24,368	352,605
IXYS Corp.	4,666	58,792
Kopin Corp.*	12,627	45,710
Lattice Semiconductor Corp.*	22,751	156,754
MA-COM Technology Solutions Holdings, Inc.*	2,340	73,195
MaxLinear, Inc. "A"*	5,421	40,170
Micrel, Inc.	8,694	126,150
Microsemi Corp.*	17,912	508,343
MKS Instruments, Inc.	10,059	368,159
Monolithic Power Systems, Inc.	7,344	365,291
Nanometrics, Inc.*	4,732	79,592
NVE Corp.*	927	65,622
OmniVision Technologies, Inc.*	10,445	271,570
PDF Solutions, Inc.*	5,940	88,268
Pericom Semiconductor Corp.*	4,408	59,684
Photronics, Inc.*	11,020	91,576
PMC-Sierra, Inc.*	33,389	305,843
Power Integrations, Inc.	5,761	298,074
QuickLogic Corp.* (a)	10,734	33,705
Rambus, Inc.*	21,432	237,681
RF Micro Devices, Inc.* (a)	54,436	903,093
Rubicon Technology, Inc.* (a)	5,092	23,270
Rudolph Technologies, Inc.*	6,572	67,232
Semtech Corp.*	12,492	344,404
Silicon Image, Inc.*	13,977	77,153
Silicon Laboratories, Inc.*	8,162	388,674
Spansion, Inc. "A"*	11,442	391,545
Synaptics, Inc.* (a)	6,792	467,561
	Shares	Value ($)

Tessera Technologies, Inc.	9,999	357,564
TriQuint Semiconductor, Inc.*	32,547	896,670
Ultra Clean Holdings, Inc.*	5,730	53,174
Ultratech, Inc.*	4,953	91,928
Veeco Instruments, Inc.* (a)	7,601	265,123
Vitesse Semiconductor Corp.*	10,829	40,934
Xcerra Corp.*	10,225	93,661
		13,156,587
Software 4.2%
A10 Networks, Inc.*	2,477	10,800
ACI Worldwide, Inc.*	21,591	435,490
Actuate Corp.*	9,194	60,680
Advent Software, Inc.	9,718	297,760
American Software, Inc. "A"	4,688	42,708
Aspen Technology, Inc.*	17,261	604,480
AVG Technologies NV*	6,320	124,757
Barracuda Networks, Inc.*	1,544	55,337
Blackbaud, Inc.	8,778	379,736
Bottomline Technologies de, Inc.*	7,261	183,558
BroadSoft, Inc.*	5,267	152,848
Callidus Software*	8,946	146,088
CommVault Systems, Inc.*	8,974	463,866
Comverse, Inc.*	4,362	81,918
Covisint Corp.*	7,417	19,655
Cyan, Inc.*	5,352	13,380
Digimarc Corp.	1,234	33,503
Ebix, Inc. (a)	5,495	93,360
Ellie Mae, Inc.* (a)	5,371	216,559
EnerNOC, Inc.*	5,196	80,278
EPIQ Systems, Inc.	6,006	102,582
ePlus, Inc.*	1,015	76,825
Fair Isaac Corp.	6,127	442,982
FleetMatics Group PLC* (a)	7,134	253,186
Gigamon, Inc.*	4,706	83,437
Globant SA*	1,319	20,603
Glu Mobile, Inc.* (a)	17,501	68,254
Guidance Software, Inc.*	3,374	24,462
Guidewire Software, Inc.*	12,912	653,735
HubSpot, Inc.*	1,077	36,198
Imperva, Inc.*	4,120	203,652
Infoblox, Inc.*	10,269	207,537
Interactive Intelligence Group*	3,070	147,053
Jive Software, Inc.*	8,288	49,977
Kofax Ltd.*	14,436	101,485
Manhattan Associates, Inc.*	14,426	587,427
Mavenir Systems, Inc.*	1,851	25,100
Mentor Graphics Corp.	18,244	399,908
MicroStrategy, Inc. "A"*	1,687	273,969
MobileIron, Inc.*	2,628	26,175
Model N, Inc.*	3,754	39,867
Monotype Imaging Holdings, Inc.	7,559	217,926
NetScout Systems, Inc.*	6,882	251,468
Park City Group, Inc.* (a)	1,860	16,777
Paycom Software, Inc.*	1,270	33,439
Pegasystems, Inc.	6,434	133,634
Progress Software Corp.*	9,508	256,906
Proofpoint, Inc.*	6,897	332,642
PROS Holdings, Inc.*	4,477	123,028
QAD, Inc. "A"	1,213	27,438
Qlik Technologies, Inc.*	16,996	525,006
Qualys, Inc.*	3,664	138,316
Rally Software Development Corp.*	4,840	55,031
	Shares	Value ($)

RealPage, Inc.*	9,678	212,529
Rosetta Stone, Inc.*	4,138	40,387
Rubicon Project, Inc.*	1,540	24,856
Sapiens International Corp.*	4,779	35,221
Seachange International, Inc.*	6,507	41,515
Silver Spring Networks, Inc.* (a)	6,814	57,442
SS&C Technologies Holdings, Inc.	12,982	759,317
Synchronoss Technologies, Inc.*	6,592	275,941
Take-Two Interactive Software, Inc.*	15,723	440,716
Tangoe, Inc.*	6,819	88,852
TeleCommunication Systems, Inc. "A"*	9,403	29,337
TeleNav, Inc.*	5,303	35,371
TiVo, Inc.*	19,484	230,691
TubeMogul, Inc.*	800	18,040
Tyler Technologies, Inc.*	6,278	687,064
Ultimate Software Group, Inc.*	5,348	785,167
Varonis Systems, Inc.*	1,037	34,045
VASCO Data Security International, Inc.*	5,667	159,866
Verint Systems, Inc.*	11,380	663,226
Virnetx Holding Corp.* (a)	8,276	45,435
Vringo, Inc.* (a)	14,206	7,815
Yodlee, Inc.*	1,223	14,921
Zendesk, Inc.*	2,212	53,906
		14,174,446
Technology Hardware, Storage & Peripherals 0.5%
Cray, Inc.* (a)	7,549	260,290
Dot Hill Systems Corp.*	11,673	51,595
Eastman Kodak Co.* (a)	3,434	74,552
Electronics for Imaging, Inc.*	8,804	377,075
Immersion Corp.*	5,488	51,971
Intevac, Inc.*	4,652	36,146
Nimble Storage, Inc.*	1,802	49,555
QLogic Corp.*	16,267	216,676
Quantum Corp.*	42,116	74,124
Silicon Graphics International Corp.*	6,646	75,632
Super Micro Computer, Inc.*	6,439	224,592
Violin Memory, Inc.*	15,601	74,729
		1,566,937
Materials 4.4%
Chemicals 2.1%
A. Schulman, Inc.	5,579	226,117
Advanced Emissions Solutions, Inc.*	3,805	86,716
American Vanguard Corp.	5,594	65,002
Axiall Corp.	13,286	564,256
Balchem Corp.	5,736	382,247
Calgon Carbon Corp.*	9,900	205,722
Chase Corp.	1,320	47,507
Chemtura Corp.* (a)	16,376	404,979
Ferro Corp.*	13,687	177,384
Flotek Industries, Inc.* (a)	9,863	184,734
FutureFuel Corp.	4,315	56,181
H.B. Fuller Co.	9,440	420,363
Hawkins, Inc.	2,060	89,260
Innophos Holdings, Inc.	4,242	247,945
Innospec, Inc.	4,479	191,253
Intrepid Potash, Inc.* (a)	10,126	140,549
KMG Chemicals, Inc.	1,868	37,360
Koppers Holdings, Inc.	3,979	103,374
	Shares	Value ($)

Kraton Performance Polymers, Inc.*	6,318	131,351
Kronos Worldwide, Inc.	4,070	52,991
Landec Corp.*	5,169	71,384
LSB Industries, Inc.*	3,467	109,002
Marrone Bio Innovations, Inc.*	2,201	7,946
Minerals Technologies, Inc.	6,559	455,523
Olin Corp.	14,853	338,203
OM Group, Inc.	5,923	176,505
Omnova Solutions, Inc.*	9,210	74,969
PolyOne Corp.	17,928	679,651
Quaker Chemical Corp.	2,452	225,682
Rentech, Inc.*	44,243	55,746
Senomyx, Inc.*	8,273	49,721
Sensient Technologies Corp.	9,330	562,972
Stepan Co.	3,513	140,801
Trecora Resources*	3,844	56,507
Tredegar Corp.	4,473	100,598
Trinseo SA*	2,255	39,350
Tronox Ltd. "A"	11,397	272,160
Zep, Inc.	4,537	68,736
		7,300,747
Construction Materials 0.1%
Headwaters, Inc.*	13,629	204,299
U.S. Concrete, Inc.*	2,762	78,579
United States Lime & Minerals, Inc.	377	27,468
		310,346
Containers & Packaging 0.5%
AEP Industries, Inc.*	840	48,846
Berry Plastics Group, Inc.*	16,998	536,287
Graphic Packaging Holding Co.*	61,833	842,165
Myers Industries, Inc.	4,817	84,779
UFP Technologies, Inc.*	1,182	29,060
		1,541,137
Metals & Mining 1.0%
A.M. Castle & Co.*	3,669	29,279
AK Steel Holding Corp.* (a)	33,169	197,024
Allied Nevada Gold Corp.* (a)	20,655	17,970
Ampco-Pittsburgh Corp.	1,668	32,109
Century Aluminum Co.*	9,897	241,487
Coeur Mining, Inc.*	20,136	102,895
Commercial Metals Co.	22,414	365,124
Globe Specialty Metals, Inc.	11,687	201,367
Gold Resource Corp.	7,456	25,201
Handy & Harman Ltd.*	832	38,297
Haynes International, Inc.	2,228	108,058
Hecla Mining Co.	69,402	193,632
Horsehead Holding Corp.*	9,697	153,503
Kaiser Aluminum Corp.	3,380	241,433
Materion Corp.	3,739	131,725
Molycorp, Inc.*	35,422	31,193
Noranda Aluminum Holding Corp.	8,638	30,406
Olympic Steel, Inc.	1,750	31,115
RTI International Metals, Inc.*	5,600	141,456
Ryerson Holding Corp.*	2,324	23,077
Schnitzer Steel Industries, Inc. "A"	5,086	114,740
Stillwater Mining Co.* (a)	22,317	328,952
SunCoke Energy, Inc.	12,714	245,889
Universal Stainless & Alloy Products, Inc.*	1,376	34,606
Walter Energy, Inc.	12,811	17,679
Worthington Industries, Inc.	9,663	290,760
		3,368,977
	Shares	Value ($)

Paper & Forest Products 0.7%
Boise Cascade Co.*	7,406	275,133
Clearwater Paper Corp.*	3,902	267,482
Deltic Timber Corp.	2,026	138,578
KapStone Paper & Packaging Corp.	16,091	471,627
Louisiana-Pacific Corp.* (a)	26,576	440,099
Neenah Paper, Inc.	3,208	193,346
P.H. Glatfelter Co.	8,017	204,995
Resolute Forest Products* (a)	12,067	212,500
Schweitzer-Mauduit International, Inc.	5,841	247,074
Wausau Paper Corp.	8,210	93,348
		2,544,182
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.*	16,152	147,952
Atlantic Tele-Network, Inc.	1,693	114,430
Cincinnati Bell, Inc.*	39,719	126,704
Cogent Communications Holdings, Inc.	8,730	308,955
Consolidated Communications Holdings, Inc. (a)	9,405	261,741
FairPoint Communications, Inc.*	4,037	57,366
General Communication, Inc. "A"*	7,001	96,264
Globalstar, Inc.* (a)	50,119	137,827
Hawaiian Telcom Holdco, Inc.*	2,028	55,912
IDT Corp. "B"	3,285	66,718
inContact, Inc.*	11,653	102,430
Inteliquent, Inc.	6,291	123,492
Intelsat SA*	5,329	92,511
Iridium Communications, Inc.* (a)	14,750	143,813
Lumos Networks Corp.	3,664	61,628
magicJack VocalTec Ltd.*	3,472	28,193
Orbcomm, Inc.*	9,998	65,387
Premiere Global Services, Inc.*	9,397	99,796
Vonage Holdings Corp.*	32,871	125,239
		2,216,358
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	4,508	34,576
NTELOS Holdings Corp.	3,297	13,815
RingCentral, Inc. "A"*	5,450	81,314
Shenandoah Telecommunications Co.	4,388	137,125
Spok Holdings, Inc.	3,740	64,926
		331,756
Utilities 3.5%
Electric Utilities 1.3%
ALLETE, Inc.	8,475	467,311
Cleco Corp.	11,376	620,447
El Paso Electric Co.	7,504	300,610
Empire District Electric Co.	8,109	241,162
IDACORP, Inc.	9,698	641,911
MGE Energy, Inc.	6,529	297,788
NRG Yield, Inc. "A"	4,420	208,359
Otter Tail Corp.	6,423	198,856
PNM Resources, Inc.	14,968	443,502
Portland General Electric Co. (a)	14,857	562,040
Spark Energy, Inc. "A"	284	4,001
UIL Holdings Corp.	10,676	464,833
Unitil Corp.	2,674	98,056
		4,548,876
	Shares	Value ($)

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,803	139,197
New Jersey Resources Corp.	8,021	490,885
Northwest Natural Gas Co. (a)	5,100	254,490
ONE Gas, Inc.	9,775	402,926
Piedmont Natural Gas Co., Inc. (a)	14,818	583,977
South Jersey Industries, Inc.	6,181	364,246
Southwest Gas Corp.	8,824	545,412
The Laclede Group, Inc.	8,105	431,186
WGL Holdings, Inc.	9,832	537,024
		3,749,343
Independent Power & Renewable Eletricity Producers 0.4%
Abengoa Yield PLC	5,561	151,926
Atlantic Power Corp. (a)	23,408	63,436
Dynegy, Inc.*	23,203	704,211
Ormat Technologies, Inc.	3,406	92,575
Pattern Energy Group, Inc.	7,316	180,413
TerraForm Power, Inc. "A"	4,263	131,641
Vivint Solar, Inc.*	3,973	36,631
		1,360,833
Multi-Utilities 0.4%
Avista Corp.	11,331	400,551
Black Hills Corp.	8,449	448,135
NorthWestern Corp.	9,158	518,160
		1,366,846
Water Utilities 0.3%
American States Water Co.	7,289	274,504
Artesian Resources Corp. "A"	1,483	33,501
California Water Service Group	9,011	221,760
Connecticut Water Service, Inc.	2,090	75,846
Middlesex Water Co.	3,152	72,685
SJW Corp.	2,782	89,358
York Water Co.	2,451	56,888
		824,542
Total Common Stocks (Cost $246,110,293)		333,744,453

Rights 0.0%
Pharmaceuticals 0.0%
Furiex Pharmaceuticals, Inc.*	1,386	13,541
Omthera Pharmaceutical, Inc.*	1,167	700
		14,241
	Shares	Value ($)

Telecommunication Services 0.0%
Leap Wireless International, Inc.*	10,664	26,020
Total Rights (Cost $40,414)		40,261

Warrants 0.0%
Energy 0.0%
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a)	3,420	1,539
Financials 0.0%
Tejon Ranch Co., Expiration Date 8/31/2016*	403	705
Total Warrants (Cost $2,752)		2,244

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.023%**, 4/30/2015 (b) (Cost $1,334,901)	1,335,000	1,334,804

	Shares	Value ($)

Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $51,140,083)	51,140,083	51,140,083

Cash Equivalents 1.5%
Central Cash Management Fund, 0.06% (c) (Cost $5,170,190)	5,170,190	5,170,190

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $303,798,633)†	115.1	391,432,035
Other Assets and Liabilities, Net	(15.1)	(51,304,914)
Net Assets	100.0	340,127,121

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $307,735,948. At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $83,696,087. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,825,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,129,263.

(a) All or a portion of these securities were on loan amounting to $49,359,816. In addition, "Other Assets and Liabilities, Net" are pending sales amounting to $96,583 that are also on loan (see Notes to Financial Statements). The value of securities loaned at December 31, 2014 amounted to $49,456,399, which is 14.5% of net assets.

(b) At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/20/2015	57	6,843,990	210,465

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$333,744,453	$—	$—	$333,744,453
Rights	—	—	40,261	40,261
Warrants	705	—	1,539	2,244
Government & Agency Obligations	—	1,334,804	—	1,334,804
Short-Term Investments (e)	56,310,273	—	—	56,310,273
Derivatives (f) Futures Contracts	210,465	—	—	210,465
Total	$390,265,896	$1,334,804	$41,800	$391,642,500

There have been no transfers between fair value measurement levels during the year ended December 31, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2014
Assets
Investments: Investments in non-affiliated securities, at value (cost $247,488,360) — including $49,359,816 of securities loaned	$335,121,762
Investment in Daily Assets Fund Institutional (cost $51,140,083)*	51,140,083
Investment in Central Cash Management Fund (cost $5,170,190)	5,170,190
Total investments in securities, at value (cost $303,798,633)	391,432,035
Cash	81,519
Receivable for investments sold	13,571
Receivable for Fund shares sold	8,481
Dividends receivable	418,318
Interest receivable	75,542
Other assets	6,079
Total assets	392,035,545
Liabilities
Payable upon return of securities loaned	51,140,083
Payable for investments purchased	96,033
Payable for Fund shares redeemed	390,333
Payable for variation margin on futures contracts	55,428
Accrued management fee	61,688
Accrued Trustees' fees	3,841
Other accrued expenses and payables	161,018
Total liabilities	51,908,424
Net assets, at value	$340,127,121
Net Assets Consist of
Undistributed net investment income	3,220,741
Net unrealized appreciation (depreciation) on: Investments	87,633,402
Futures	210,465
Foreign currency	(16)
Accumulated net realized gain (loss)	20,320,634
Paid-in capital	228,741,895
Net assets, at value	$340,127,121
Class A Net Asset Value, offering and redemption price per share ($312,846,919 ÷ 18,056,351 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.33
Class B Net Asset Value, offering and redemption price per share ($27,280,202 ÷ 1,575,586 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.31

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2014
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,326)	$4,350,909
Interest	518
Income distributions — Central Cash Management Fund	5,241
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	755,305
Total income	5,111,973
Expenses: Management fee	1,187,684
Administration fee	339,338
Services to shareholders	5,658
Distribution service fee (Class B)	66,580
Record keeping fee (Class B)	881
Custodian fee	57,982
Professional fees	78,215
Reports to shareholders	68,824
Trustees' fees and expenses	14,754
Other	57,306
Total expenses before expense reductions	1,877,222
Expense reductions	(231,765)
Total expenses after expense reductions	1,645,457
Net investment income (loss)	3,466,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	23,378,256
Futures	888,556
Foreign currency	80
24,266,892
Change in net unrealized appreciation (depreciation) on: Investments	(11,527,236)
Futures	(81,274)
Foreign currency	(16)
(11,608,526)
Net gain (loss)	12,658,366
Net increase (decrease) in net assets resulting from operations	$16,124,882

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income (loss)	$3,466,516	$3,537,646
Net realized gain (loss)	24,266,892	33,732,429
Change in net unrealized appreciation (depreciation)	(11,608,526)	69,002,996
Net increase (decrease) in net assets resulting from operations	16,124,882	106,273,071
Distributions to shareholders from: Net investment income: Class A	(3,011,298)	(5,181,767)
Class B	(190,757)	(649,644)
Net realized gains: Class A	(17,149,421)	(12,456,476)
Class B	(1,452,843)	(1,826,741)
Total distributions	(21,804,319)	(20,114,628)
Fund share transactions: Class A Proceeds from shares sold	59,272,631	46,365,415
Reinvestment of distributions	20,160,719	17,638,243
Cost of shares redeemed	(71,351,187)	(64,690,808)
In-kind redemptions	—	(46,676,566)
Net increase (decrease) in net assets from Class A share transactions	8,082,163	(47,363,716)
Class B Proceeds from shares sold	3,758,474	2,558,345
Reinvestment of distributions	1,643,600	2,476,385
Payments for shares redeemed	(3,648,158)	(8,601,439)
In-kind redemptions	—	(20,534,236)
Net increase (decrease) in net assets from Class B share transactions	1,753,916	(24,100,945)
Increase (decrease) in net assets	4,156,642	14,693,782
Net assets at beginning of period	335,970,479	321,276,697
Net assets at end of period (including undistributed net investment income of $3,220,741and $3,147,164, respectively)	$340,127,121	$335,970,479
Other Information
Class A Shares outstanding at beginning of period	17,517,574	20,638,404
Shares sold	3,534,081	2,970,719
Shares issued to shareholders in reinvestment of distributions	1,259,258	1,243,882
Shares redeemed	(4,254,562)	(4,231,936)
In-kind redemptions	—	(3,103,495)
Net increase (decrease) in Class A shares	538,777	(3,120,830)
Shares outstanding at end of period	18,056,351	17,517,574
Class B Shares outstanding at beginning of period	1,470,660	3,049,367
Shares sold	218,853	166,190
Shares issued to shareholders in reinvestment of distributions	102,533	174,516
Shares redeemed	(216,460)	(555,012)
In-kind redemptions	—	(1,364,401)
Net increase (decrease) in Class B shares	104,926	(1,578,707)
Shares outstanding at end of period	1,575,586	1,470,660

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
Class A	2014	2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.69	$13.56		$11.77	$12.41	$9.90
Income (loss) from investment operations: Net investment income (loss)a	.17	.18		.23	.12	.10
Net realized and unrealized gain (loss)	.59	4.84		1.67	(.65)	2.51
Total from investment operations	.76	5.02		1.90	(.53)	2.61
Less distributions from: Net investment income	(.17)	(.26)		(.11)	(.11)	(.10)
Net realized gains	(.95)	(.63)		(.00 )*	—	—
Total distributions	(1.12)	(.89)		(.11)	(.11)	(.10)
Net asset value, end of period	$17.33	$17.69		$13.56	$11.77	$12.41
Total Return (%)b	4.74	38.64		16.25	(4.41)	26.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	313	310		280	256	285
Ratio of expenses before expense reductions (%)	.53	.54		.55	.52	.52
Ratio of expenses after expense reductions (%)	.47	.46		.49	.50	.52
Ratio of net investment income (loss) (%)	1.04	1.14		1.81	.94	.96
Portfolio turnover rate (%)	21	13	c	20	15	16
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Amount is less than $.005.

	Years Ended December 31,
Class B	2014	2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$17.68	$13.55		$11.77	$12.40	$9.89
Income (loss) from investment operations: Net investment income (loss)a	.13	.12		.20	.08	.08
Net realized and unrealized gain (loss)	.57	4.86		1.66	(.64)	2.50
Total from investment operations	.70	4.98		1.86	(.56)	2.58
Less distributions from: Net investment income	(.12)	(.22)		(.08)	(.07)	(.07)
Net realized gains	(.95)	(.63)		(.00 )*	—	—
Total distributions	(1.07)	(.85)		(.08)	(.07)	(.07)
Net asset value, end of period	$17.31	$17.68		$13.55	$11.77	$12.40
Total Return (%)b	4.47	38.31		15.88	(4.58)	26.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	26		41	41	50
Ratio of expenses before expense reductions (%)	.79	.79		.80	.77	.77
Ratio of expenses after expense reductions (%)	.72	.70		.74	.75	.77
Ratio of net investment income (loss) (%)	.80	.82		1.54	.69	.71
Portfolio turnover rate (%)	21	13	c	20	15	16
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (formerly DWS Investments VIT Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. Deutsche Small Cap Index VIP (formerly DWS Small Cap Index VIP) (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2014, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income	$4,447,375
Undistributed long-term capital gains	$23,161,188
Unrealized appreciation (depreciation) on investments	$83,696,087

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2014	2013
Distributions from ordinary income*	$5,035,861	$6,229,494
Distributions from long-term capital gains	$16,768,458	$13,885,134

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2014, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2014 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $6,844,000 to $9,403,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$210,465
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$888,556
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(81,274)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $69,604,536 and $69,731,915, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Accordingly, for the year ended December 31, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.47%
Class B	.72%

Effective October 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.45%
Class B	.71%

For the year ended December 31, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$213,135
Class B	18,630
$231,765

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2014, the Administration Fee was $339,338, of which $28,444 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2014, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2014
Class B	$66,580	$5,701

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2014
Class A	$1,049	$178
Class B	332	54
	$1,381	$232

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $26,454, of which $8,768 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended December 31, 2014, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $66,217.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2014.

F. Ownership of the Fund

At December 31, 2014, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 46% and 16%. At December 31, 2014, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 56% and 20%, respectively.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Fund realized $15,226,983 of net gain attributable to in-kind redemptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of Deutsche Investments VIT Funds and the Shareholders of Deutsche Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche Small Cap Index VIP (formerly DWS Small Cap Index VIP) (the "Fund") at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 13, 2015	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2014 to December 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2014
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/14	$1,000.00	$1,000.00
Ending Account Value 12/31/14	$1,015.80	$1,014.70
Expenses Paid per $1,000*	$2.34	$3.66
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/14	$1,000.00	$1,000.00
Ending Account Value 12/31/14	$1.022.89	$1.021.58
Expenses Paid per $1,000*	$2.35	$3.67

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.46%	.72%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The Fund paid distributions of $0.86 per share from net long-term capital gains during its year ended December 31, 2014.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $25,501,000 as capital gain dividends for its year ended December 31, 2014.

For corporate shareholders, 44% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended December 31, 2014 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Small Cap Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	105	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	105	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	105	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	105	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		105	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	105	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	105	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	105	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	105	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	105	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	105	—
Robert H. Wadsworth* (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	105	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

* Robert H. Wadsworth retired from the Board effective December 31, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DeAWM Distributors, Inc. 222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

vit-scif-2 (R-025818-4 2/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DEUTSCHE SMALL CAP INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$49,386	$0	$0	$0
2013	$47,347	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$63,439	$0
2013	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$0	$63,439	$0	$63,439
2013	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015